Schedule of Investments (unaudited)
December 31, 2024
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.2%
AAR Corp.(a)(b)(c)	2,277,569	$ 139,569,428
AeroVironment, Inc.(a)(b)(c)	1,807,540	278,162,331
Mercury Systems, Inc.(a)(b)(c)	3,265,806	137,163,852
Moog, Inc., Class A(a)(c)	1,856,452	365,424,012
National Presto Industries, Inc.	332,169	32,692,073
Triumph Group, Inc.(a)(b)(c)	4,076,599	76,069,337
		1,029,081,033
Air Freight & Logistics — 0.3%
Forward Air Corp.(b)	1,290,211	41,609,305
Hub Group, Inc., Class A(a)	3,924,560	174,878,394
		216,487,699
Automobile Components — 1.4%
Adient PLC(a)(b)(c)	5,631,268	97,026,748
American Axle & Manufacturing Holdings, Inc.(a)(b)(c)	7,735,861	45,100,070
Dana, Inc.(a)	8,313,672	96,106,048
Dorman Products, Inc.(a)(b)	1,749,848	226,692,808
Fox Factory Holding Corp.(a)(b)(c)	2,685,691	81,295,867
Gentherm, Inc.(a)(b)(c)	2,000,897	79,885,813
LCI Industries(a)	1,640,479	169,609,124
Patrick Industries, Inc.(a)	2,175,559	180,745,442
Phinia, Inc.(a)	2,715,994	130,829,431
Standard Motor Products, Inc.(a)	1,352,576	41,902,804
XPEL, Inc.(a)(b)(c)	1,481,582	59,174,385
		1,208,368,540
Automobiles — 0.1%
Winnebago Industries, Inc.(a)	1,869,489	89,324,184
Banks — 9.0%
Ameris Bancorp(a)	4,103,841	256,777,331
Atlantic Union Bankshares Corp.(a)	5,668,953	214,739,940
Axos Financial, Inc.(a)(b)(c)	3,424,405	239,194,689
Banc of California, Inc.(a)	8,892,460	137,477,432
BancFirst Corp.	1,283,388	150,387,406
Bancorp, Inc. (The)(a)(b)(c)	3,038,309	159,906,203
Bank of Hawaii Corp.(a)	2,501,306	178,193,039
BankUnited, Inc.(a)	4,734,476	180,714,949
Banner Corp.(a)	2,174,176	145,169,732
Berkshire Hills Bancorp, Inc.(a)	2,657,628	75,556,364
Brookline Bancorp, Inc.(a)	5,621,283	66,331,139
Capitol Federal Financial, Inc.(a)	7,822,994	46,233,895
Cathay General Bancorp(a)	4,471,092	212,868,690
Central Pacific Financial Corp.(a)	1,597,517	46,407,869
City Holding Co.(a)	927,303	109,866,859
Community Financial System, Inc.(a)	3,316,779	204,578,929
Customers Bancorp, Inc.(a)(b)(c)	1,874,570	91,254,068
CVB Financial Corp.(a)	8,433,524	180,561,749
Dime Community Bancshares, Inc.(a)	2,526,876	77,663,534
Eagle Bancorp, Inc.(a)	1,914,668	49,838,808
FB Financial Corp.	2,260,136	116,419,605
First BanCorp/Puerto Rico(a)	10,287,322	191,241,316
First Bancorp/Southern Pines NC(a)	2,619,067	115,160,376
First Commonwealth Financial Corp.(a)	6,474,608	109,550,367
First Financial Bancorp(a)	6,028,643	162,049,924
First Hawaiian, Inc.(a)	8,255,536	214,231,159
Fulton Financial Corp.(a)	11,495,045	221,624,468
Hanmi Financial Corp.(a)	1,906,933	45,041,757
Heritage Financial Corp.(a)	2,179,132	53,388,734
Hilltop Holdings, Inc.	2,927,588	83,816,844
Hope Bancorp, Inc.(a)	7,799,520	95,856,101
Security	Shares	Value
Banks (continued)
Independent Bank Corp.(a)	2,690,622	$ 172,711,026
Independent Bank Group, Inc.(a)	2,327,743	141,224,168
Lakeland Financial Corp.(a)	1,618,366	111,278,846
National Bank Holdings Corp., Class A(a)	2,397,793	103,248,967
NBT Bancorp, Inc.(a)	2,979,001	142,277,088
Northwest Bancshares, Inc.(a)	8,013,853	105,702,721
OFG Bancorp(a)	2,941,535	124,485,761
Pacific Premier Bancorp, Inc.(a)	6,085,444	151,649,264
Park National Corp.(a)	938,949	160,964,027
Pathward Financial, Inc.(a)(c)	1,545,395	113,710,164
Preferred Bank	577,112	49,850,935
Provident Financial Services, Inc.(a)	6,854,136	129,337,546
Renasant Corp.(a)	4,004,206	143,150,365
S&T Bancorp, Inc.(a)	2,416,517	92,359,280
Seacoast Banking Corp. of Florida(a)	5,353,343	147,377,533
ServisFirst Bancshares, Inc.(a)	3,226,960	273,452,590
Simmons First National Corp., Class A(a)	7,931,119	175,912,219
Southside Bancshares, Inc.(a)	1,812,151	57,553,916
Stellar Bancorp, Inc.(a)	3,064,601	86,881,438
Tompkins Financial Corp.(a)	819,242	55,569,185
Triumph Financial, Inc.(a)(b)(c)	1,416,315	128,714,707
TrustCo Bank Corp.(a)	1,213,895	40,434,842
Trustmark Corp.(a)	3,866,999	136,775,755
United Community Banks, Inc.(a)	7,521,820	243,030,004
Veritex Holdings, Inc.(a)	3,444,896	93,563,375
WaFd, Inc.(a)	5,233,830	168,738,679
Westamerica BanCorp(a)	1,695,354	88,938,271
WSFS Financial Corp.(a)	3,753,747	199,436,578
		7,870,432,526
Beverages — 0.1%
MGP Ingredients, Inc.(c)	901,636	35,497,409
National Beverage Corp.	1,526,433	65,132,896
		100,630,305
Biotechnology — 2.3%
ADMA Biologics, Inc.(a)(b)(c)	15,229,845	261,191,842
Alkermes PLC(a)(b)(c)	10,424,386	299,805,341
Arcus Biosciences, Inc.(b)(c)	3,490,036	51,966,636
Catalyst Pharmaceuticals, Inc.(a)(b)(c)	7,223,554	150,755,572
Dynavax Technologies Corp.(a)(b)(c)	7,885,057	100,692,178
Ironwood Pharmaceuticals, Inc., Class A(a)(b)(c)	9,106,646	40,342,442
Krystal Biotech, Inc.(a)(b)(c)	1,630,622	255,453,243
Myriad Genetics, Inc.(a)(b)	5,892,389	80,784,653
Protagonist Therapeutics, Inc.(a)(b)(c)	3,834,732	148,020,655
TG Therapeutics, Inc.(a)(b)(c)	8,615,030	259,312,403
Vericel Corp.(a)(b)(c)	3,180,051	174,616,600
Vir Biotechnology, Inc.(b)(c)	5,946,017	43,643,765
Xencor, Inc.(a)(b)(c)	4,518,954	103,845,563
		1,970,430,893
Broadline Retail — 0.6%
Etsy, Inc.(a)(b)(c)	7,260,055	383,984,309
Kohl’s Corp.(a)	7,184,416	100,869,201
		484,853,510
Building Products — 2.7%
American Woodmark Corp.(a)(b)	1,000,873	79,599,430
Apogee Enterprises, Inc.(a)	1,417,155	101,199,039
Armstrong World Industries, Inc.(a)	2,808,190	396,881,493
AZZ, Inc.(a)	1,929,010	158,024,499
CSW Industrials, Inc.(a)(c)	1,083,385	382,218,228
Gibraltar Industries, Inc.(a)(b)(c)	1,959,453	115,411,782
Griffon Corp.(a)	2,557,299	182,258,700
Hayward Holdings, Inc.(b)(c)	9,155,855	139,993,023

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Insteel Industries, Inc.(a)(c)	1,262,600	$ 34,102,826
Masterbrand, Inc.(a)(b)	8,208,401	119,924,739
Quanex Building Products Corp.(a)(c)	3,036,522	73,605,293
Resideo Technologies, Inc.(a)(b)(c)	9,487,119	218,678,093
Zurn Elkay Water Solutions Corp.(a)(c)	9,184,564	342,584,237
		2,344,481,382
Capital Markets — 2.6%
Artisan Partners Asset Management, Inc., Class A(a)	4,423,604	190,436,152
BGC Group, Inc., Class A(a)(c)	21,380,777	193,709,840
Brightsphere Investment Group, Inc.	1,824,376	48,054,064
Cohen & Steers, Inc.	1,730,060	159,753,740
Donnelley Financial Solutions, Inc.(a)(b)(c)	1,714,696	107,562,880
Moelis & Co., Class A	3,252,111	240,265,961
Piper Sandler Cos.(a)	1,023,368	306,959,232
PJT Partners, Inc., Class A(a)(c)	1,529,941	241,439,989
StepStone Group, Inc., Class A(a)	4,073,886	235,796,522
StoneX Group, Inc.(a)(b)(c)	1,831,477	179,429,802
Virtu Financial, Inc., Class A(a)	5,216,150	186,112,232
Virtus Investment Partners, Inc.(a)	426,054	93,978,991
WisdomTree, Inc.(a)	7,380,643	77,496,752
		2,260,996,157
Chemicals — 1.9%
AdvanSix, Inc.(a)	1,750,106	49,860,520
Balchem Corp.(a)	2,094,362	341,370,534
Hawkins, Inc.(a)	1,228,631	150,716,165
HB Fuller Co.(a)	3,521,993	237,664,088
Ingevity Corp.(a)(b)(c)	2,347,587	95,664,170
Innospec, Inc.(a)	1,610,245	177,223,565
Koppers Holdings, Inc.(a)	1,328,535	43,044,534
Mativ Holdings, Inc.(a)	3,523,384	38,404,886
Minerals Technologies, Inc.(a)(c)	2,058,941	156,911,894
Quaker Chemical Corp.	884,499	124,502,079
Sensient Technologies Corp.(a)	2,738,031	195,112,089
Stepan Co.(a)	1,365,693	88,360,337
		1,698,834,861
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.(a)	4,053,466	207,456,390
Brady Corp., Class A, NVS(a)	2,843,288	209,976,819
CoreCivic, Inc.(a)(b)	7,119,867	154,785,909
Deluxe Corp.(a)	2,891,388	65,316,455
Enviri Corp.(a)(b)(c)	5,199,414	40,035,488
GEO Group, Inc. (The)(a)(b)	8,783,935	245,774,501
Healthcare Services Group, Inc.(a)(b)(c)	4,792,159	55,660,927
HNI Corp.(a)	3,086,435	155,463,731
Interface, Inc., Class A(a)	3,765,602	91,692,409
Liquidity Services, Inc.(b)	1,436,066	46,370,571
Matthews International Corp., Class A(a)	2,005,696	55,517,665
MillerKnoll, Inc.(a)	4,467,155	100,913,031
OPENLANE, Inc.(a)(b)(c)	6,899,170	136,879,533
Pitney Bowes, Inc.	7,901,077	57,203,797
UniFirst Corp.(a)	969,183	165,817,519
Vestis Corp.(a)	7,370,207	112,321,955
Viad Corp.(a)(b)(c)	1,369,355	58,211,281
		1,959,397,981
Communications Equipment — 0.8%
Calix, Inc.(a)(b)(c)	3,798,235	132,444,454
Digi International, Inc.(a)(b)(c)	2,379,368	71,928,295
Extreme Networks, Inc.(b)(c)	6,025,213	100,862,066
Harmonic, Inc.(a)(b)(c)	7,508,059	99,331,621
NetScout Systems, Inc.(a)(b)	4,665,813	101,061,510
Security	Shares	Value
Communications Equipment (continued)
Viasat, Inc.(b)(c)	5,459,917	$ 46,463,894
Viavi Solutions, Inc.(a)(b)(c)	14,322,208	144,654,301
		696,746,141
Construction & Engineering — 1.4%
Arcosa, Inc.(a)(c)	3,148,185	304,555,417
Dycom Industries, Inc.(a)(b)(c)	1,878,389	326,952,389
Everus Construction Group, Inc.(a)(b)(c)	3,290,303	216,337,422
Granite Construction, Inc.(a)	2,816,294	247,017,147
MYR Group, Inc.(a)(b)(c)	1,040,910	154,856,181
		1,249,718,556
Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	1,781,705	108,790,907
Encore Capital Group, Inc.(a)(b)(c)	1,530,120	73,093,832
Enova International, Inc.(a)(b)(c)	1,691,965	162,225,604
EZCORP, Inc., Class A, NVS(a)(b)(c)	3,317,886	40,544,567
Green Dot Corp., Class A(a)(b)(c)	2,961,912	31,514,744
Navient Corp.	4,992,672	66,352,611
PRA Group, Inc.(a)(b)(c)	2,586,198	54,025,676
PROG Holdings, Inc.(a)	2,683,017	113,384,298
World Acceptance Corp.(b)(c)	208,566	23,451,161
		673,383,400
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)(a)	2,074,897	84,074,826
Chefs’ Warehouse, Inc. (The)(a)(b)(c)	2,222,535	109,615,426
Grocery Outlet Holding Corp.(a)(b)(c)	6,258,610	97,696,902
PriceSmart, Inc.(a)	1,603,397	147,785,101
SpartanNash Co.(a)	2,197,102	40,250,909
United Natural Foods, Inc.(a)(b)(c)	3,870,961	105,715,945
		585,139,109
Containers & Packaging — 0.4%
O-I Glass, Inc.(a)(b)(c)	9,988,099	108,270,993
Sealed Air Corp.(a)	8,340,268	282,151,266
		390,422,259
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.(a)(b)(c)	2,423,071	220,136,000
Frontdoor, Inc.(a)(b)	4,894,130	267,562,087
Mister Car Wash, Inc.(b)(c)	6,069,076	44,243,564
Perdoceo Education Corp.(a)	3,900,991	103,259,232
Strategic Education, Inc.(a)	1,570,558	146,721,528
Stride, Inc.(a)(b)(c)	2,766,367	287,508,522
		1,069,430,933
Diversified REITs — 0.7%
Alexander & Baldwin, Inc.(a)	4,691,097	83,220,061
American Assets Trust, Inc.(a)	3,068,039	80,566,704
Armada Hoffler Properties, Inc.(a)	5,145,989	52,643,467
Essential Properties Realty Trust, Inc.(a)	11,300,163	353,469,099
Global Net Lease, Inc.	9,228,380	67,367,174
		637,266,505
Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings, Inc.(a)	2,729,007	210,324,569
Lumen Technologies, Inc.(b)	47,061,267	249,895,328
		460,219,897
Electric Utilities — 0.5%
MGE Energy, Inc.(a)	2,332,786	219,188,573
Otter Tail Corp.(a)	2,702,463	199,549,868
		418,738,441
Electrical Equipment — 0.4%
Powell Industries, Inc.(a)(c)	603,751	133,821,409

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Sunrun, Inc.(a)(b)(c)	14,454,062	$ 133,700,074
Vicor Corp.(b)(c)	1,484,665	71,739,013
		339,260,496
Electronic Equipment, Instruments & Components — 3.4%
Advanced Energy Industries, Inc.(a)(c)	2,431,594	281,165,214
Arlo Technologies, Inc.(a)(b)(c)	6,465,103	72,344,503
Badger Meter, Inc.(a)(c)	1,898,045	402,613,305
Benchmark Electronics, Inc.(a)	2,324,852	105,548,281
CTS Corp.(a)	1,945,068	102,563,436
ePlus, Inc.(a)(b)(c)	1,713,298	126,578,456
Insight Enterprises, Inc.(a)(b)(c)	1,763,114	268,169,639
Itron, Inc.(a)(b)(c)	2,904,983	315,423,054
Knowles Corp.(a)(b)(c)	5,687,721	113,356,280
OSI Systems, Inc.(a)(b)(c)	1,003,341	167,989,384
PC Connection, Inc.	807,936	55,965,727
Plexus Corp.(a)(b)(c)	1,757,290	274,980,739
Rogers Corp.(a)(b)(c)	1,094,134	111,174,956
Sanmina Corp.(a)(b)(c)	3,527,212	266,904,132
ScanSource, Inc.(a)(b)(c)	1,415,278	67,154,941
TTM Technologies, Inc.(a)(b)(c)	6,583,465	162,940,759
Vishay Intertechnology, Inc.(a)	7,261,760	123,014,214
		3,017,887,020
Energy Equipment & Services — 2.1%
Archrock, Inc.(a)	11,306,055	281,407,709
Atlas Energy Solutions, Inc.(c)	3,914,950	86,833,591
Bristow Group, Inc.(a)(b)	1,609,922	55,220,325
Cactus, Inc., Class A(a)(c)	4,294,446	250,623,869
Core Laboratories, Inc.(a)(c)	3,072,037	53,176,960
Helix Energy Solutions Group, Inc.(a)(b)(c)	9,212,251	85,858,179
Helmerich & Payne, Inc.(a)	6,375,251	204,135,537
Innovex International, Inc.(b)(c)	2,431,926	33,974,006
Liberty Energy, Inc., Class A(a)	10,549,638	209,832,300
Nabors Industries Ltd.(a)(b)(c)	578,277	33,060,096
Oceaneering International, Inc.(a)(b)(c)	6,524,893	170,169,209
Patterson-UTI Energy, Inc.(a)	22,910,382	189,239,755
ProPetro Holding Corp.(b)(c)	5,106,580	47,644,391
RPC, Inc.	5,300,088	31,482,523
Tidewater, Inc.(b)(c)	2,491,367	136,302,689
		1,868,961,139
Entertainment — 0.5%
Cinemark Holdings, Inc.(a)(b)(c)	6,901,521	213,809,121
Madison Square Garden Sports Corp., Class A(a)(b)(c)	1,080,539	243,856,042
		457,665,163
Financial Services — 2.1%
EVERTEC, Inc.(a)	4,107,703	141,838,985
HA Sustainable Infrastructure Capital, Inc.(a)	7,657,656	205,454,910
Jackson Financial, Inc., Class A	1,652,947	143,938,625
Mr. Cooper Group, Inc.(a)(b)(c)	4,096,468	393,301,893
NCR Atleos Corp.(a)(b)(c)	4,680,251	158,754,114
NMI Holdings, Inc., Class A(a)(b)(c)	5,108,607	187,792,393
Payoneer Global, Inc.(b)(c)	16,039,386	161,035,435
Radian Group, Inc.	6,618,430	209,936,600
Walker & Dunlop, Inc.(a)	2,073,366	201,551,909
		1,803,604,864
Food Products — 1.2%
B&G Foods, Inc.(a)	5,052,449	34,811,374
Cal-Maine Foods, Inc.(a)	2,622,039	269,860,254
Fresh Del Monte Produce, Inc.	2,162,275	71,809,153
Hain Celestial Group, Inc. (The)(a)(b)(c)	5,821,025	35,799,304
Security	Shares	Value
Food Products (continued)
J & J Snack Foods Corp.(a)	1,003,261	$ 155,635,879
John B Sanfilippo & Son, Inc.(a)	581,636	50,666,312
Simply Good Foods Co. (The)(a)(b)(c)	5,887,166	229,481,731
Tootsie Roll Industries, Inc.	1,068,280	34,537,492
TreeHouse Foods, Inc.(a)(b)(c)	2,976,092	104,550,112
WK Kellogg Co.	4,276,004	76,925,312
		1,064,076,923
Gas Utilities — 0.6%
Chesapeake Utilities Corp.(a)	1,468,390	178,189,126
MDU Resources Group, Inc.(a)	13,160,845	237,158,427
Northwest Natural Holding Co.(a)	2,591,789	102,531,173
		517,878,726
Ground Transportation — 0.8%
ArcBest Corp.(a)(c)	1,510,923	140,999,334
Heartland Express, Inc.	2,807,819	31,503,729
Hertz Global Holdings, Inc.(b)(c)	7,904,191	28,929,339
Marten Transport Ltd.	3,780,528	59,014,042
RXO, Inc.(a)(b)(c)	9,030,143	215,278,609
Schneider National, Inc., Class B(c)	3,023,237	88,520,379
Werner Enterprises, Inc.(a)	3,982,243	143,042,169
		707,287,601
Health Care Equipment & Supplies — 3.8%
Artivion, Inc.(a)(b)(c)	2,462,574	70,404,991
Avanos Medical, Inc.(a)(b)(c)	3,002,260	47,795,979
CONMED Corp.(a)	1,995,205	136,551,830
Embecta Corp.(a)	3,717,817	76,772,921
Glaukos Corp.(a)(b)(c)	3,552,215	532,619,117
ICU Medical, Inc.(a)(b)(c)	1,577,432	244,770,123
Inari Medical, Inc.(a)(b)(c)	3,245,002	165,657,352
Inspire Medical Systems, Inc.(a)(b)(c)	1,930,654	357,904,639
Integer Holdings Corp.(a)(b)(c)	2,164,902	286,892,813
Integra LifeSciences Holdings Corp.(a)(b)(c)	4,285,939	97,205,097
LeMaitre Vascular, Inc.(a)(c)	1,321,295	121,744,121
Merit Medical Systems, Inc.(a)(b)(c)	3,761,221	363,785,295
Omnicell, Inc.(a)(b)(c)	2,984,525	132,871,053
QuidelOrtho Corp.(a)(b)(c)	4,255,097	189,564,571
STAAR Surgical Co.(a)(b)(c)	3,174,920	77,118,807
Tandem Diabetes Care, Inc.(a)(b)(c)	4,231,496	152,418,486
TransMedics Group, Inc.(a)(b)(c)	2,162,400	134,825,640
UFP Technologies, Inc.(a)(b)(c)	469,717	114,850,504
		3,303,753,339
Health Care Providers & Services — 2.7%
AdaptHealth Corp.(a)(b)(c)	6,888,738	65,580,786
Addus HomeCare Corp.(a)(b)(c)	1,157,817	145,132,361
AMN Healthcare Services, Inc.(a)(b)(c)	2,462,217	58,896,231
Astrana Health, Inc.(b)(c)	2,707,573	85,369,777
Concentra Group Holdings Parent, Inc.(a)(c)	6,970,658	137,879,615
CorVel Corp.(b)	1,757,812	195,574,163
Fulgent Genetics, Inc.(b)(c)	1,304,362	24,091,566
Hims & Hers Health, Inc., Class A(a)(b)(c)	12,328,707	298,108,135
National HealthCare Corp.(a)	797,756	85,806,635
NeoGenomics, Inc.(a)(b)(c)	8,288,466	136,593,920
Owens & Minor, Inc.(a)(b)(c)	4,832,742	63,163,938
Patterson Cos., Inc.(a)	5,054,379	155,978,136
Pediatrix Medical Group, Inc.(a)(b)	5,445,934	71,450,654
Premier, Inc., Class A(a)	6,206,722	131,582,506
Privia Health Group, Inc.(a)(b)(c)	6,703,393	131,051,333
Progyny, Inc.(a)(b)(c)	4,785,006	82,541,354
RadNet, Inc.(b)(c)	3,513,849	245,407,214

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Select Medical Holdings Corp.(a)	6,747,277	$ 127,186,171
U.S. Physical Therapy, Inc.(a)	974,905	86,483,823
		2,327,878,318
Health Care REITs — 0.7%
CareTrust REIT, Inc.(a)	12,088,540	326,995,007
LTC Properties, Inc.(a)	2,922,992	100,989,374
Medical Properties Trust, Inc.(a)(c)	38,767,370	153,131,111
Universal Health Realty Income Trust(a)	822,953	30,622,081
		611,737,573
Health Care Technology — 0.3%
Certara, Inc.(b)(c)	7,052,851	75,112,863
HealthStream, Inc.(a)	1,573,231	50,028,746
Schrodinger, Inc.(a)(b)(c)	3,570,443	68,873,845
Simulations Plus, Inc.(a)(c)	1,048,836	29,252,036
		223,267,490
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc.(a)	14,375,711	220,667,164
DiamondRock Hospitality Co.(a)	13,406,011	121,056,279
Pebblebrook Hotel Trust(a)(c)	7,717,732	104,575,269
Summit Hotel Properties, Inc.(a)	7,002,301	47,965,762
Sunstone Hotel Investors, Inc.(a)	12,917,463	152,942,762
Xenia Hotels & Resorts, Inc.(a)	6,575,958	97,718,736
		744,925,972
Hotels, Restaurants & Leisure — 2.2%
BJ’s Restaurants, Inc.(a)(b)(c)	1,473,696	51,778,309
Bloomin’ Brands, Inc.(a)	4,876,945	59,547,498
Brinker International, Inc.(a)(b)	2,867,279	379,312,339
Cheesecake Factory, Inc. (The)(a)	3,031,898	143,833,241
Cracker Barrel Old Country Store, Inc.(a)	1,430,633	75,623,260
Dave & Buster’s Entertainment, Inc.(a)(b)(c)	2,030,652	59,274,732
Golden Entertainment, Inc.	1,328,655	41,985,498
Jack in the Box, Inc.(a)	1,239,202	51,600,371
Monarch Casino & Resort, Inc.	828,916	65,401,472
Papa John’s International, Inc.(a)	2,102,704	86,358,053
Penn Entertainment, Inc.(a)(b)(c)	9,659,792	191,457,077
Sabre Corp.(a)(b)(c)	24,920,535	90,959,953
Shake Shack, Inc., Class A(a)(b)(c)	2,583,328	335,315,974
Six Flags Entertainment Corp.(a)(c)	6,019,340	290,071,995
		1,922,519,772
Household Durables — 3.2%
Cavco Industries, Inc.(a)(b)(c)	523,305	233,514,390
Century Communities, Inc.(a)	1,780,730	130,634,353
Champion Homes, Inc.(a)(b)(c)	3,404,503	299,936,714
Dream Finders Homes, Inc., Class A(a)(b)(c)	1,765,415	41,081,207
Ethan Allen Interiors, Inc.(a)	1,469,870	41,318,046
Green Brick Partners, Inc.(b)(c)	1,978,265	111,752,190
Helen of Troy Ltd.(a)(b)(c)	1,472,388	88,092,974
Installed Building Products, Inc.(a)	1,498,869	262,676,792
La-Z-Boy, Inc.(a)	2,701,236	117,692,853
Leggett & Platt, Inc.(a)	8,678,897	83,317,411
LGI Homes, Inc.(a)(b)(c)	1,333,161	119,184,593
M/I Homes, Inc.(a)(b)(c)	1,756,066	233,468,975
Meritage Homes Corp.(a)	2,330,929	358,543,499
Newell Brands, Inc.(a)	26,851,054	267,436,498
Sonos, Inc.(a)(b)(c)	7,823,112	117,659,604
Tri Pointe Homes, Inc.(a)(b)(c)	6,041,359	219,059,677
Worthington Enterprises, Inc.	2,007,757	80,531,133
		2,805,900,909
Household Products — 0.6%
Central Garden & Pet Co.(a)(b)(c)	622,257	24,143,572
Security	Shares	Value
Household Products (continued)
Central Garden & Pet Co., Class A, NVS(a)(b)(c)	3,358,763	$ 111,007,117
Energizer Holdings, Inc.(a)	4,218,476	147,182,628
WD-40 Co.(a)	874,925	212,326,799
		494,660,116
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class A(a)	2,242,445	54,827,780
Clearway Energy, Inc., Class C(a)	5,355,007	139,230,182
		194,057,962
Industrial REITs — 0.8%
Innovative Industrial Properties, Inc.(a)	1,829,428	121,913,082
LXP Industrial Trust(a)	19,015,181	154,403,270
Terreno Realty Corp.(a)(c)	6,429,311	380,229,453
		656,545,805
Insurance — 2.3%
Ambac Financial Group, Inc.(b)(c)	2,217,455	28,050,806
AMERISAFE, Inc.(a)	1,230,346	63,412,033
Assured Guaranty Ltd.(a)	3,088,411	277,987,874
Employers Holdings, Inc.(a)	1,568,443	80,351,335
Genworth Financial, Inc., Class A(a)(b)(c)	27,362,221	191,261,925
Goosehead Insurance, Inc., Class A(a)(b)(c)	1,574,778	168,847,697
HCI Group, Inc.(a)	550,387	64,136,597
Horace Mann Educators Corp.(a)	2,558,326	100,363,129
Lincoln National Corp.(a)	8,547,054	271,027,082
Mercury General Corp.	1,712,443	113,843,211
Palomar Holdings, Inc.(a)(b)(c)	1,704,846	180,014,689
ProAssurance Corp.(a)(b)	3,305,753	52,594,530
Safety Insurance Group, Inc.(a)	958,309	78,964,662
SiriusPoint Ltd.(b)(c)	5,949,135	97,506,323
Stewart Information Services Corp.(a)	1,752,087	118,248,352
Trupanion, Inc.(a)(b)(c)	2,160,471	104,134,702
United Fire Group, Inc.(a)	1,390,174	39,550,450
		2,030,295,397
Interactive Media & Services — 1.2%
Cargurus, Inc., Class A(a)(b)	5,666,463	207,052,558
Cars.com, Inc.(a)(b)	3,846,728	66,663,796
IAC, Inc.(a)(b)(c)	4,571,975	197,235,001
QuinStreet, Inc.(a)(b)(c)	3,611,850	83,325,380
Shutterstock, Inc.	1,549,836	47,037,523
TripAdvisor, Inc.(a)(b)	7,109,962	105,014,139
Yelp, Inc.(a)(b)(c)	4,249,479	164,454,837
Ziff Davis, Inc.(a)(b)(c)	2,759,748	149,964,706
		1,020,747,940
IT Services — 0.5%
DigitalOcean Holdings, Inc.(b)(c)	4,102,519	139,772,822
DXC Technology Co.(a)(b)(c)	11,684,947	233,465,241
Grid Dynamics Holdings, Inc., Class A(b)	3,979,301	88,499,654
		461,737,717
Leisure Products — 0.2%
Revelyst, Inc.(a)(b)	3,852,078	74,075,460
Sturm Ruger & Co., Inc.(a)	1,092,683	38,648,198
Topgolf Callaway Brands Corp.(b)(c)	9,141,798	71,854,532
		184,578,190
Life Sciences Tools & Services — 0.5%
Azenta, Inc.(a)(b)(c)	2,942,570	147,128,500
BioLife Solutions, Inc.(a)(b)(c)	2,341,086	60,774,593
Cytek Biosciences, Inc.(a)(b)(c)	6,738,838	43,735,059
Fortrea Holdings, Inc.(a)(b)(c)	5,776,534	107,732,359
Mesa Laboratories, Inc.(a)(c)	352,999	46,549,978

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
OmniAb, Inc., 12.50 Earnout Shares(b)(d)	450,637	$ 5
OmniAb, Inc., 15.00 Earnout Shares(b)(d)	450,637	5
		405,920,499
Machinery — 4.2%
Alamo Group, Inc.(a)	669,733	124,510,062
Albany International Corp., Class A(a)(c)	2,016,617	161,268,861
Astec Industries, Inc.(a)	1,495,472	50,247,859
Barnes Group, Inc.(a)	2,954,142	139,612,751
Enerpac Tool Group Corp., Class A(a)(c)	3,499,177	143,781,183
Enpro, Inc.(a)(c)	1,355,007	233,670,957
ESCO Technologies, Inc.(a)	1,662,371	221,444,441
Federal Signal Corp.(a)(c)	3,943,689	364,357,427
Franklin Electric Co., Inc.(a)	2,536,165	247,149,279
Gates Industrial Corp. PLC(a)(b)(c)	14,085,488	289,738,488
Greenbrier Cos., Inc. (The)(a)	2,020,465	123,228,160
Hillenbrand, Inc.(a)	4,534,683	139,577,543
John Bean Technologies Corp.(a)(c)	2,051,543	260,751,115
Kennametal, Inc.(a)	5,019,409	120,566,204
Lindsay Corp.(a)	700,472	82,872,842
Proto Labs, Inc.(a)(b)(c)	1,583,019	61,880,213
SPX Technologies, Inc.(a)(b)(c)	2,986,704	434,625,166
Standex International Corp.(a)(c)	776,456	145,189,507
Tennant Co.(a)	1,216,014	99,141,621
Titan International, Inc.(a)(b)(c)	3,201,216	21,736,257
Trinity Industries, Inc.(a)	5,304,270	186,179,877
Wabash National Corp.(a)	2,798,975	47,946,442
		3,699,476,255
Marine Transportation — 0.3%
Matson, Inc.(a)	2,143,504	289,030,079
Media — 0.8%
Cable One, Inc.(a)	295,955	107,171,225
EchoStar Corp., Class A(a)(b)(c)	7,800,320	178,627,328
John Wiley & Sons, Inc., Class A(a)	2,656,137	116,099,748
Scholastic Corp., NVS(a)	1,601,192	34,153,425
TechTarget, Inc.(a)(b)	1,696,943	33,633,410
TEGNA, Inc.(a)	10,401,844	190,249,727
Thryv Holdings, Inc.(a)(b)(c)	2,603,988	38,539,022
		698,473,885
Metals & Mining — 1.7%
Alpha Metallurgical Resources, Inc.(a)(b)	705,969	141,278,516
Arch Resources, Inc., Class A(a)	1,166,736	164,766,458
ATI, Inc.(a)(b)(c)	9,189,829	505,808,188
Century Aluminum Co.(b)(c)	3,356,388	61,153,389
Kaiser Aluminum Corp.(a)	1,031,389	72,475,705
Materion Corp.(a)(c)	1,339,942	132,493,465
Metallus, Inc.(a)(b)	2,415,185	34,126,564
MP Materials Corp., Class A(b)(c)	7,799,133	121,666,475
SunCoke Energy, Inc.(a)	5,418,154	57,974,248
Warrior Met Coal, Inc.(c)	2,470,246	133,986,143
Worthington Steel, Inc.	2,257,745	71,841,446
		1,497,570,597
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc.(a)	8,190,579	70,930,414
Arbor Realty Trust, Inc.(a)(c)	9,861,728	136,584,933
ARMOUR Residential REIT, Inc.(a)(c)	3,600,629	67,907,863
Blackstone Mortgage Trust, Inc., Class A(a)	11,167,447	194,425,252
Ellington Financial, Inc.(a)	5,855,062	70,963,351
Franklin BSP Realty Trust, Inc.(a)	5,285,785	66,283,744
KKR Real Estate Finance Trust, Inc.(a)	3,765,458	38,031,126
New York Mortgage Trust, Inc.(a)	5,975,570	36,211,954
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
PennyMac Mortgage Investment Trust(a)	5,610,042	$ 70,630,429
Ready Capital Corp.(a)	10,858,690	74,056,266
Redwood Trust, Inc.(a)	8,652,013	56,497,645
Two Harbors Investment Corp.(a)	6,678,311	79,004,419
		961,527,396
Multi-Utilities — 0.3%
Avista Corp.(a)	5,100,183	186,819,703
Unitil Corp.(a)	1,045,575	56,659,709
		243,479,412
Office REITs — 1.0%
Brandywine Realty Trust(a)	11,125,115	62,300,644
Douglas Emmett, Inc.	8,150,864	151,280,036
Easterly Government Properties, Inc.(a)	6,270,006	71,227,268
Highwoods Properties, Inc.(a)	6,844,101	209,292,609
JBG SMITH Properties(a)	5,456,241	83,862,424
SL Green Realty Corp.(a)	4,553,786	309,293,145
		887,256,126
Oil, Gas & Consumable Fuels — 2.5%
California Resources Corp.(a)	4,617,100	239,581,319
Comstock Resources, Inc.(b)	5,837,503	106,359,305
CONSOL Energy, Inc.(a)(c)	1,726,837	184,218,971
Crescent Energy Co., Class A(a)	11,276,708	164,752,704
CVR Energy, Inc.(c)	2,207,402	41,366,713
Dorian LPG Ltd.(a)	2,338,346	56,985,492
Green Plains, Inc.(a)(b)(c)	4,094,865	38,819,320
International Seaways, Inc.(a)	2,600,645	93,467,181
Magnolia Oil & Gas Corp., Class A(a)	12,307,795	287,756,247
Northern Oil & Gas, Inc.(a)	6,410,263	238,205,373
Par Pacific Holdings, Inc.(b)(c)	2,703,882	44,316,626
Peabody Energy Corp.(a)	7,844,847	164,271,096
REX American Resources Corp.(a)(b)(c)	1,001,994	41,773,130
SM Energy Co.(a)	7,371,555	285,721,472
Talos Energy, Inc.(b)(c)	8,019,834	77,872,588
Vital Energy, Inc.(b)(c)	1,741,549	53,848,695
World Kinect Corp.(a)	3,751,067	103,191,853
		2,222,508,085
Paper & Forest Products — 0.2%
Sylvamo Corp.(a)	2,223,854	175,728,943
Passenger Airlines — 1.2%
Alaska Air Group, Inc.(a)(b)	8,178,465	529,555,609
Allegiant Travel Co.(a)	937,112	88,200,981
JetBlue Airways Corp.(a)(b)(c)	19,261,717	151,397,096
SkyWest, Inc.(a)(b)(c)	2,603,010	260,639,391
Sun Country Airlines Holdings, Inc.(b)(c)	2,545,009	37,106,231
		1,066,899,308
Personal Care Products — 0.3%
Edgewell Personal Care Co.(a)	3,146,672	105,728,179
Interparfums, Inc.	1,158,120	152,304,361
USANA Health Sciences, Inc.(b)(c)	719,581	25,825,762
		283,858,302
Pharmaceuticals — 1.7%
Amphastar Pharmaceuticals, Inc.(a)(b)(c)	2,422,126	89,933,538
ANI Pharmaceuticals, Inc.(a)(b)(c)	1,068,317	59,056,564
Collegium Pharmaceutical, Inc.(a)(b)(c)	2,081,218	59,626,896
Corcept Therapeutics, Inc.(a)(b)(c)	6,007,742	302,730,119
Harmony Biosciences Holdings, Inc.(b)(c)	2,463,366	84,764,424
Innoviva, Inc.(a)(b)(c)	3,571,678	61,968,613
Ligand Pharmaceuticals, Inc.(a)(b)(c)	1,220,024	130,725,572
Organon & Co.(a)	16,592,478	247,559,772

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Pacira BioSciences, Inc.(a)(b)(c)	2,982,720	$ 56,194,445
Phibro Animal Health Corp., Class A(a)	1,321,575	27,753,075
Prestige Consumer Healthcare, Inc.(a)(b)(c)	3,183,018	248,561,876
Supernus Pharmaceuticals, Inc.(a)(b)(c)	3,565,804	128,939,473
		1,497,814,367
Professional Services — 1.5%
Amentum Holdings, Inc.(b)(c)	8,001,015	168,261,345
CSG Systems International, Inc.(a)	1,798,452	91,918,882
Heidrick & Struggles International, Inc.(a)	1,314,972	58,266,409
Korn Ferry(a)	3,357,417	226,457,777
NV5 Global, Inc.(a)(b)(c)	3,435,416	64,723,237
Robert Half, Inc.(a)	6,538,545	460,705,881
Verra Mobility Corp., Class A(a)(b)(c)	10,637,688	257,219,296
		1,327,552,827
Real Estate Management & Development — 0.5%
Cushman & Wakefield PLC(b)(c)	9,772,752	127,827,596
eXp World Holdings, Inc.(c)	5,454,477	62,781,030
Kennedy-Wilson Holdings, Inc.(a)	7,632,395	76,247,626
Marcus & Millichap, Inc.	1,554,645	59,480,718
St. Joe Co. (The)	2,445,720	109,886,200
		436,223,170
Residential REITs — 0.3%
Centerspace(a)	1,070,177	70,792,209
Elme Communities(a)	5,684,152	86,797,001
NexPoint Residential Trust, Inc.(a)	1,425,465	59,513,164
Veris Residential, Inc.(a)	5,220,085	86,810,014
		303,912,388
Retail REITs — 2.0%
Acadia Realty Trust(a)	7,723,814	186,607,346
Curbline Properties Corp.(a)	6,104,433	141,744,934
Getty Realty Corp.(a)	3,263,309	98,323,500
Macerich Co. (The)(a)	15,846,166	315,655,627
Phillips Edison & Co., Inc.(a)	7,898,684	295,884,703
Retail Opportunity Investments Corp.(a)	8,233,293	142,929,966
Saul Centers, Inc.	801,939	31,115,233
SITE Centers Corp.(a)(c)	3,054,707	46,706,470
Tanger, Inc.(a)	7,131,110	243,384,784
Urban Edge Properties(a)	8,061,637	173,325,196
Whitestone REIT(a)	2,909,606	41,229,117
		1,716,906,876
Semiconductors & Semiconductor Equipment — 3.2%
Alpha & Omega Semiconductor Ltd.(a)(b)(c)	1,540,894	57,059,305
Axcelis Technologies, Inc.(a)(b)(c)	2,098,863	146,647,558
CEVA, Inc.(a)(b)(c)	1,522,320	48,029,196
Cohu, Inc.(a)(b)(c)	3,010,615	80,383,420
Diodes, Inc.(a)(b)(c)	2,991,136	184,463,357
FormFactor, Inc.(a)(b)(c)	4,999,569	219,981,036
Ichor Holdings Ltd.(a)(b)	2,196,962	70,786,116
Impinj, Inc.(a)(b)(c)	1,476,296	214,446,757
Kulicke & Soffa Industries, Inc.(a)(c)	3,478,099	162,288,099
MaxLinear, Inc.(a)(b)(c)	4,960,256	98,113,864
PDF Solutions, Inc.(a)(b)(c)	2,028,686	54,936,817
Penguin Solutions, Inc.(a)(b)(c)	3,444,253	66,095,215
Photronics, Inc.(a)(b)(c)	4,091,693	96,400,287
Qorvo, Inc.(a)(b)(c)	6,093,365	426,109,014
Semtech Corp.(a)(b)(c)	5,444,182	336,722,657
SiTime Corp.(a)(b)(c)	1,221,378	262,022,222
SolarEdge Technologies, Inc.(a)(b)(c)	3,742,068	50,892,125
Ultra Clean Holdings, Inc.(a)(b)(c)	2,933,135	105,446,203
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Veeco Instruments, Inc.(a)(b)(c)	3,658,289	$ 98,042,145
Wolfspeed, Inc.(a)(b)(c)	8,224,810	54,777,235
		2,833,642,628
Software — 3.9%
A10 Networks, Inc.(a)	4,754,965	87,491,356
ACI Worldwide, Inc.(a)(b)(c)	6,757,585	350,786,237
Adeia, Inc.(a)	6,924,398	96,803,084
Agilysys, Inc.(a)(b)(c)	1,440,611	189,742,875
Alarm.com Holdings, Inc.(a)(b)	3,197,913	194,433,110
BlackLine, Inc.(a)(b)(c)	3,348,253	203,439,852
Box, Inc., Class A(a)(b)(c)	9,227,676	291,594,562
Clear Secure, Inc., Class A(a)	6,069,834	161,700,378
DoubleVerify Holdings, Inc.(a)(b)(c)	9,064,682	174,132,541
InterDigital, Inc.(a)	1,635,730	316,873,616
LiveRamp Holdings, Inc.(a)(b)(c)	4,214,520	127,994,972
MARA Holdings, Inc.(a)(b)(c)	20,734,278	347,713,842
N-able, Inc.(b)	4,587,014	42,842,711
NCR Voyix Corp.(a)(b)(c)	9,404,703	130,161,090
Progress Software Corp.(a)(c)	2,764,290	180,093,494
SolarWinds Corp.	3,516,710	50,113,118
Sprinklr, Inc., Class A(a)(b)(c)	7,166,172	60,554,153
SPS Commerce, Inc.(a)(b)(c)	2,420,338	445,317,989
		3,451,788,980
Specialized REITs — 0.5%
Four Corners Property Trust, Inc.(a)	6,245,071	169,491,227
Outfront Media, Inc.(a)	8,895,041	157,798,027
Safehold, Inc.(c)	2,952,811	54,567,947
Uniti Group, Inc.(a)	15,766,378	86,715,079
		468,572,280
Specialty Retail — 4.0%
Academy Sports & Outdoors, Inc.(a)(c)	4,529,783	260,598,416
Advance Auto Parts, Inc.(a)	3,831,189	181,176,928
American Eagle Outfitters, Inc.(a)	11,283,591	188,097,462
Asbury Automotive Group, Inc.(a)(b)(c)	1,264,209	307,240,713
Bath & Body Works, Inc.(a)	14,116,342	547,290,579
Boot Barn Holdings, Inc.(a)(b)(c)	1,970,172	299,111,513
Buckle, Inc. (The)	1,927,099	97,915,900
Caleres, Inc.(a)	2,268,045	52,527,922
Foot Locker, Inc.(a)(b)	5,316,891	115,695,548
Group 1 Automotive, Inc.(a)(c)	838,941	353,596,853
Guess?, Inc.	1,760,258	24,749,227
Leslie’s, Inc.(a)(b)(c)	12,088,871	26,958,182
MarineMax, Inc.(a)(b)(c)	1,286,390	37,240,990
Monro, Inc.(a)	1,930,124	47,867,075
National Vision Holdings, Inc.(a)(b)(c)	5,086,110	52,997,266
ODP Corp. (The)(a)(b)(c)	1,945,485	44,240,329
Sally Beauty Holdings, Inc.(a)(b)(c)	6,580,061	68,761,637
Shoe Carnival, Inc.(c)	1,146,844	37,937,600
Signet Jewelers Ltd.(a)(c)	2,843,477	229,497,029
Sonic Automotive, Inc., Class A	948,002	60,055,927
Upbound Group, Inc.(a)	3,136,702	91,497,597
Urban Outfitters, Inc.(b)	3,633,125	199,385,900
Victoria’s Secret & Co.(a)(b)(c)	5,069,000	209,957,980
		3,534,398,573
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.(b)(c)	2,964,071	19,592,509
Xerox Holdings Corp.(a)	7,452,641	62,825,764
		82,418,273
Textiles, Apparel & Luxury Goods — 1.7%
Carter’s, Inc.(a)	2,324,111	125,943,575

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
G-III Apparel Group Ltd.(a)(b)(c)	2,494,302	$ 81,364,131
Hanesbrands, Inc.(a)(b)	22,756,348	185,236,673
Kontoor Brands, Inc.(a)	3,203,207	273,585,910
Oxford Industries, Inc.(a)	952,847	75,065,287
Steven Madden Ltd.(a)	4,666,229	198,408,057
VF Corp.(a)(c)	21,319,771	457,522,286
Wolverine World Wide, Inc.(a)	5,170,824	114,792,293
		1,511,918,212
Tobacco — 0.1%
Universal Corp.(a)	1,594,790	87,458,284
Trading Companies & Distributors — 1.4%
Air Lease Corp., Class A(a)	6,685,253	322,296,047
Boise Cascade Co.(a)	2,474,299	294,095,179
DNOW, Inc.(a)(b)	6,836,169	88,938,559
DXP Enterprises, Inc.(a)(b)(c)	821,069	67,836,721
GMS, Inc.(a)(b)(c)	2,535,963	215,125,741
Rush Enterprises, Inc., Class A(a)	4,015,891	220,030,668
		1,208,322,915
Water Utilities — 0.6%
American States Water Co.(a)	2,435,181	189,262,267
California Water Service Group(a)	3,831,746	173,693,046
Middlesex Water Co.(a)	1,142,311	60,119,828
SJW Group(a)	1,941,640	95,567,521
		518,642,662
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(b)(c)	3,854,988	31,186,853
Shenandoah Telecommunications Co.(a)	3,005,862	37,903,920
Telephone & Data Systems, Inc.(a)(c)	6,297,740	214,815,911
		283,906,684
Total Long-Term Investments — 98.0% (Cost: $72,358,365,427)		85,868,820,750
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(a)(e)(f)	4,131,251,050	$ 4,133,316,675
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(a)(e)	1,446,528,968	1,446,528,968
Total Short-Term Securities — 6.4% (Cost: $5,577,331,759)		5,579,845,643
Total Investments — 104.4% (Cost: $77,935,697,186)		91,448,666,393
Liabilities in Excess of Other Assets — (4.4)%		(3,886,172,625)
Net Assets — 100.0%		$ 87,562,493,768
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
3D Systems Corp.(a)	$ 40,138,763	$ 2,356,974	$ (25,536,400)	$ (81,229,400)	$ 64,270,063	$ —	—	$ —	$ —
A10 Networks, Inc.	64,830,610	10,767,989	(10,500,917)	117,788	22,275,886	87,491,356	4,754,965	850,212	—
AAON, Inc.(a)	401,191,982	5,179,551	(362,569,155)	186,771,023	(230,573,401)	—	—	—	—
AAR Corp.	134,187,170	23,119,653	(20,559,843)	3,951,045	(1,128,597)	139,569,428	2,277,569	—	—
Abercrombie & Fitch Co., Class A(a)	426,616,928	18,112,646	(558,095,183)	465,896,115	(352,530,506)	—	—	—	—
ABM Industries, Inc.	189,430,417	29,945,470	(38,824,578)	4,148,885	22,756,196	207,456,390	4,053,466	2,772,927	—
Academy Sports & Outdoors, Inc.	338,208,644	32,887,080	(61,978,702)	7,755,134	(56,273,740)	260,598,416	4,529,783	1,593,155	—
Acadia Realty Trust	118,094,664	40,918,368	(20,740,755)	(2,357,121)	50,692,190	186,607,346	7,723,814	3,939,483	—
ACI Worldwide, Inc.	244,471,131	39,890,714	(63,403,865)	11,394,738	118,433,519	350,786,237	6,757,585	—	—
AdaptHealth Corp.(b)	N/A	25,936,806	(10,937,687)	(7,544,390)	(70,833,838)	65,580,786	6,888,738	—	—
Addus HomeCare Corp.	111,713,640	30,021,637	(21,477,309)	3,913,996	20,960,397	145,132,361	1,157,817	—	—
Adeia, Inc.	76,516,779	—	(993,515)	(739,073)	22,018,893	96,803,084	6,924,398	1,046,923	—
Adient PLC	—	133,105,233	(5,383,092)	(685,930)	(30,009,463)	97,026,748	5,631,268	—	—
ADMA Biologics, Inc.	—	314,661,327	(10,105,961)	(163,902)	(43,199,622)	261,191,842	15,229,845	—	—

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
Adtalem Global Education, Inc.	$ 136,044,749	$ 25,059,644	$ (38,941,782)	$ 8,240,159	$ 89,733,230	$ 220,136,000	2,423,071	$ —	$ —
ADTRAN Holdings, Inc.(a)	26,105,510	532,784	(25,735,055)	(61,298,886)	60,395,647	—	—	—	—
Advance Auto Parts, Inc.	339,650,520	27,465,071	(34,768,716)	(7,535,438)	(143,634,509)	181,176,928	3,831,189	2,914,503	—
Advanced Energy Industries, Inc.	256,757,392	33,131,819	(40,996,556)	6,192,085	26,080,474	281,165,214	2,431,594	744,408	—
AdvanSix, Inc.	52,228,519	6,777,370	(8,437,216)	(914,496)	206,343	49,860,520	1,750,106	852,856	—
AeroVironment, Inc.	289,734,914	42,154,227	(57,221,315)	13,907,660	(10,413,155)	278,162,331	1,807,540	—	—
Agilysys, Inc.	115,408,563	28,000,817	(19,339,711)	7,539,842	58,133,364	189,742,875	1,440,611	—	—
Air Lease Corp., Class A	358,689,114	40,322,395	(52,851,632)	(878,800)	(22,985,030)	322,296,047	6,685,253	4,396,475	—
Alamo Group, Inc.	159,303,329	17,428,218	(22,169,139)	2,667,702	(32,720,048)	124,510,062	669,733	527,031	—
Alarm.com Holdings, Inc.	244,650,169	28,721,667	(37,698,429)	(3,014,388)	(38,225,909)	194,433,110	3,197,913	—	—
Alaska Air Group, Inc.	366,060,323	47,615,278	(60,773,064)	4,112,892	172,540,180	529,555,609	8,178,465	—	—
Albany International Corp., Class A	197,035,295	23,538,696	(31,170,041)	2,215,446	(30,350,535)	161,268,861	2,016,617	1,640,542	—
Alexander & Baldwin, Inc.	81,114,519	13,661,117	(17,430,229)	(2,526,355)	8,401,009	83,220,061	4,691,097	3,235,623	—
Alkermes PLC	305,075,002	38,056,882	(61,912,778)	527,762	18,058,473	299,805,341	10,424,386	—	—
Allegiant Travel Co.	73,157,820	8,208,377	(9,821,251)	(10,689,889)	27,345,924	88,200,981	937,112	578,009	—
Alpha & Omega Semiconductor Ltd.	34,202,796	7,504,858	(7,344,948)	(116,667)	22,813,266	57,059,305	1,540,894	—	—
Alpha Metallurgical Resources, Inc.	264,412,751	26,363,275	(46,979,687)	(3,481,650)	(99,036,173)	141,278,516	705,969	—	—
AMC Networks, Inc., Class A(a)	24,968,356	821,764	(17,341,077)	(46,234,645)	37,785,602	—	—	—	—
American Assets Trust, Inc.	72,317,307	10,177,793	(15,760,166)	(5,696,513)	19,528,283	80,566,704	3,068,039	3,230,926	—
American Axle & Manufacturing Holdings, Inc.	58,372,587	7,521,164	(8,571,885)	(7,175,103)	(5,046,693)	45,100,070	7,735,861	—	—
American Eagle Outfitters, Inc.	323,400,488	31,196,100	(55,694,972)	4,874,325	(115,678,479)	188,097,462	11,283,591	4,477,911	—
American Equity Investment Life Holding Co.(a)	237,031,953	2,699,524	(241,403,983)	102,729,246	(101,056,740)	—	—	1,608,040	—
American States Water Co.	180,425,468	26,223,121	(30,307,844)	1,839,179	11,082,343	189,262,267	2,435,181	3,350,126	—
American Woodmark Corp.	110,597,134	13,352,933	(20,365,896)	1,192,412	(25,177,153)	79,599,430	1,000,873	—	—
Ameris Bancorp	208,183,978	1,533,710	(12,470,753)	2,010,273	57,520,123	256,777,331	4,103,841	2,067,943	—
AMERISAFE, Inc.	64,964,180	10,278,433	(12,750,379)	(1,931,566)	2,851,365	63,412,033	1,230,346	5,239,401	—
AMN Healthcare Services, Inc.	159,966,403	15,263,521	(19,798,534)	(8,130,639)	(88,404,520)	58,896,231	2,462,217	—	—
Amphastar Pharmaceuticals, Inc.	111,383,775	15,442,654	(20,813,945)	2,629,736	(18,708,682)	89,933,538	2,422,126	—	—
Andersons, Inc. (The)	122,629,580	14,512,256	(17,391,745)	1,959,814	(37,635,079)	84,074,826	2,074,897	780,151	—
ANI Pharmaceuticals, Inc.(b)	N/A	11,776,240	(8,962,631)	1,387,319	3,773,819	59,056,564	1,068,317	—	—
Anywhere Real Estate, Inc.(a)	46,360,549	521,081	(25,187,544)	(34,503,698)	12,809,612	—	—	—	—
Apogee Enterprises, Inc.	88,313,909	13,816,839	(17,968,605)	2,515,223	14,521,673	101,199,039	1,417,155	1,078,506	—
Apollo Commercial Real Estate Finance, Inc.	98,659,427	10,901,550	(17,229,643)	(9,029,451)	(12,371,469)	70,930,414	8,190,579	7,062,270	—
Apple Hospitality REIT, Inc.	235,995,243	37,631,128	(38,035,065)	(1,433,576)	(13,490,566)	220,667,164	14,375,711	11,189,653	—
Arbor Realty Trust, Inc.	130,667,896	—	—	—	5,917,037	136,584,933	9,861,728	12,721,629	—
ArcBest Corp.	227,715,000	23,336,710	(31,809,137)	4,652,258	(82,895,497)	140,999,334	1,510,923	561,623	—

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
Arch Resources, Inc., Class A	$ 199,470,286	$ 24,027,314	$ (33,323,312)	$ (3,054,413)	$ (22,353,417)	$ 164,766,458	1,166,736	$ 1,963,249	$ —
Archrock, Inc.	182,923,270	71,606,540	(26,167,728)	7,293,370	45,752,257	281,407,709	11,306,055	5,052,764	—
Arcosa, Inc.	282,727,707	37,145,918	(48,680,957)	10,346,504	23,016,245	304,555,417	3,148,185	477,163	—
Arlo Technologies, Inc.	81,276,705	11,310,887	(9,962,446)	1,326,837	(11,607,480)	72,344,503	6,465,103	—	—
Armada Hoffler Properties, Inc.	47,491,964	13,801,698	(7,966,494)	(1,356,566)	672,865	52,643,467	5,145,989	2,827,274	—
ARMOUR Residential REIT, Inc.	65,625,863	17,671,834	(12,589,489)	(21,954,427)	19,154,082	67,907,863	3,600,629	6,960,409	—
Armstrong World Industries, Inc.	370,612,482	47,610,603	(67,074,910)	5,216,196	40,517,122	396,881,493	2,808,190	2,508,274	—
Artisan Partners Asset Management, Inc., Class A	210,773,276	1,120,961	(8,699,770)	(29,449)	(12,728,866)	190,436,152	4,423,604	9,662,477	—
Artivion, Inc.	55,906,434	8,946,099	(12,865,558)	883,762	17,534,254	70,404,991	2,462,574	—	—
Asbury Automotive Group, Inc.	327,638,238	39,927,508	(67,024,085)	11,054,310	(4,355,258)	307,240,713	1,264,209	—	—
Assured Guaranty Ltd.	320,280,790	36,187,615	(81,996,815)	16,521,347	(13,005,063)	277,987,874	3,088,411	3,194,037	—
Astec Industries, Inc.	67,137,118	7,364,822	(8,218,863)	(3,425,626)	(12,609,592)	50,247,859	1,495,472	587,809	—
Astrana Health, Inc.(c)	119,433,375	17,500,410	(24,731,532)	(13,149,323)	76,644,784	N/A	N/A	—	—
ATI, Inc.	440,845,464	121,708,040	(90,693,095)	25,376,672	8,571,107	505,808,188	9,189,829	—	—
Atlantic Union Bankshares Corp.	172,030,744	31,015,749	(6,443,029)	233,053	17,903,423	214,739,940	5,668,953	5,655,040	—
Avanos Medical, Inc.	62,437,222	8,630,203	(11,599,591)	(6,097,201)	(5,574,654)	47,795,979	3,002,260	—	—
Avista Corp.	181,775,337	17,759,078	(20,649,530)	(4,164,389)	12,099,207	186,819,703	5,100,183	7,360,197	—
Axcelis Technologies, Inc.	246,790,637	28,381,444	(41,872,248)	6,077,439	(92,729,714)	146,647,558	2,098,863	—	—
Axos Financial, Inc.	184,564,001	12,739,523	(10,323,257)	2,539,232	49,675,190	239,194,689	3,424,405	—	—
Azenta, Inc.	—	146,495,080	(14,583,951)	1,055,379	14,161,992	147,128,500	2,942,570	—	—
AZZ, Inc.	130,942,421	40,787,752	(23,432,510)	3,717,936	6,008,900	158,024,499	1,929,010	936,913	—
B&G Foods, Inc.	60,938,752	6,005,601	(8,709,143)	(12,600,368)	(10,823,468)	34,811,374	5,052,449	2,889,964	—
Badger Meter, Inc.	320,684,928	48,630,786	(65,209,400)	18,325,689	80,181,302	402,613,305	1,898,045	1,843,799	—
Balchem Corp.	337,370,931	44,333,735	(56,395,016)	8,759,145	7,301,739	341,370,534	2,094,362	1,821,499	—
Banc of California, Inc.	142,775,981	17,613,662	(24,211,344)	(3,085,446)	4,384,579	137,477,432	8,892,460	2,751,105	—
Bancorp, Inc. (The)	119,020,466	—	(22,389,083)	9,677,083	53,597,737	159,906,203	3,038,309	—	—
Bank of Hawaii Corp.	164,414,620	—	(7,987,943)	2,628,231	19,138,131	178,193,039	2,501,306	5,390,199	—
BankUnited, Inc.	138,128,788	—	(6,439,201)	1,792,122	47,233,240	180,714,949	4,734,476	4,206,852	—
Banner Corp.	109,299,984	—	(5,496,689)	(798,757)	42,165,194	145,169,732	2,174,176	3,204,557	—
Barnes Group, Inc.	127,508,496	17,466,196	(35,510,272)	(7,823,321)	37,971,652	139,612,751	2,954,142	1,090,735	—
Bath & Body Works, Inc.	—	478,194,159	(29,807,737)	2,354,209	96,549,948	547,290,579	14,116,342	2,870,694	—
Benchmark Electronics, Inc.	72,706,217	14,460,863	(17,997,444)	2,924,257	33,454,388	105,548,281	2,324,852	1,169,587	—
Berkshire Hills Bancorp, Inc.	65,145,745	—	(4,473,315)	(3,468,905)	18,352,839	75,556,364	2,657,628	1,473,234	—
BGC Group, Inc., Class A(b)	N/A	32,758,876	—	—	10,301,529	193,709,840	21,380,777	1,153,732	—
BioLife Solutions, Inc.	44,461,976	7,099,144	(8,653,554)	(5,561,294)	23,428,321	60,774,593	2,341,086	—	—
BJ’s Restaurants, Inc.	56,788,309	7,078,219	(10,153,028)	(915,167)	(1,020,024)	51,778,309	1,473,696	—	—
BlackLine, Inc.	221,795,489	24,559,952	(28,286,710)	(3,429,124)	(11,199,755)	203,439,852	3,348,253	—	—
BlackRock Cash Funds: Institutional, SL Agency Shares	4,168,842,834	—	(35,665,374)(d)	133,709	5,506	4,133,316,675	4,131,251,050	15,390,191(e)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,650,477,675	—	(203,948,707)(d)	—	—	1,446,528,968	1,446,528,968	59,425,691	—
Blackstone Mortgage Trust, Inc., Class A	231,674,194	29,360,044	(37,922,501)	(5,726,327)	(22,960,158)	194,425,252	11,167,447	17,439,972	—
Bloomin’ Brands, Inc.	168,157,121	13,215,726	(30,013,513)	(7,816,481)	(83,995,355)	59,547,498	4,876,945	3,970,514	—

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
Boise Cascade Co.	$ 410,039,603	$ 43,516,517	$ (68,185,300)	$ 11,847,741	$ (103,123,382)	$ 294,095,179	2,474,299	$ 14,859,500	$ —
Boot Barn Holdings, Inc.	194,716,578	34,547,654	(47,107,120)	15,631,384	101,323,017	299,111,513	1,970,172	—	—
Box, Inc., Class A	274,622,552	36,734,199	(51,066,565)	754,148	30,550,228	291,594,562	9,227,676	—	—
Brady Corp., Class A, NVS(b)	N/A	25,406,275	(38,282,680)	6,887,671	80,073,858	209,976,819	2,843,288	2,065,818	—
Brandywine Realty Trust	55,576,656	4,249,464	(6,341,777)	(6,061,960)	14,878,261	62,300,644	11,125,115	5,085,122	—
Brightsphere Investment Group, Inc.(c)	50,100,613	6,282,069	(14,528,843)	3,132,855	(22,297,989)	N/A	N/A	59,535	—
Brinker International, Inc.	148,806,405	31,433,433	(39,681,322)	11,163,290	227,590,533	379,312,339	2,867,279	—	—
Bristow Group, Inc.	44,244,635	7,719,901	(7,956,552)	854,298	10,358,043	55,220,325	1,609,922	—	—
Brookline Bancorp, Inc.	58,926,806	1,176,677	(3,878,643)	(3,430,624)	13,536,923	66,331,139	5,621,283	2,349,085	—
Cable One, Inc.	—	136,014,392	(17,813,284)	(1,413,564)	(9,616,319)	107,171,225	295,955	2,691,692	—
Cactus, Inc., Class A	—	242,517,734	(26,418,521)	1,080,894	33,443,762	250,623,869	4,294,446	1,133,519	—
Calavo Growers, Inc.(a)	33,535,384	2,226,183	(36,587,719)	(34,677,970)	35,504,122	—	—	115,398	—
Caleres, Inc.	92,489,498	11,993,827	(11,354,709)	1,024,495	(41,625,189)	52,527,922	2,268,045	471,564	—
California Resources Corp.	240,636,797	46,876,052	(32,404,675)	267,740	(15,794,595)	239,581,319	4,617,100	4,753,499	—
California Water Service Group	181,161,610	25,286,813	(28,201,275)	265,094	(4,819,196)	173,693,046	3,831,746	3,232,189	—
Calix, Inc.	131,656,972	17,340,125	(23,751,875)	585,118	6,614,114	132,444,454	3,798,235	—	—
Cal-Maine Foods, Inc.	161,995,100	27,368,390	(35,310,053)	5,921,078	109,885,739	269,860,254	2,622,039	7,470,115	—
Capitol Federal Financial, Inc.	50,037,138	2,252,032	(5,252,783)	(3,922,204)	3,119,712	46,233,895	7,822,994	2,047,883	—
CareTrust REIT, Inc.	214,785,921	121,623,934	(27,077,188)	5,652,269	12,010,071	326,995,007	12,088,540	9,010,414	—
Cargurus, Inc., Class A	133,562,229	32,411,628	(32,539,481)	3,488,525	70,129,657	207,052,558	5,666,463	—	—
Carpenter Technology Corp.(a)	238,329,540	55,110,798	(613,636,148)	459,935,182	(139,739,372)	—	—	1,962,682	—
Cars.com, Inc.	71,846,245	10,031,010	(15,764,674)	(9,239)	560,454	66,663,796	3,846,728	—	—
Carter’s, Inc.	—	129,481,466	(165,127)	—	(3,372,764)	125,943,575	2,324,111	—	—
Catalyst Pharmaceuticals, Inc.	120,580,314	17,827,033	(24,037,788)	2,663,583	33,722,430	150,755,572	7,223,554	—	—
Cathay General Bancorp	166,360,187	3,969,009	(1,518,872)	290,178	43,768,188	212,868,690	4,471,092	4,573,157	—
Cavco Industries, Inc.	209,205,210	33,911,033	(32,670,653)	6,941,341	16,127,459	233,514,390	523,305	—	—
Centerspace	58,274,858	13,657,750	(10,254,734)	(534,731)	9,649,066	70,792,209	1,070,177	2,257,255	—
Central Garden & Pet Co.	27,644,281	3,332,461	(4,277,858)	459,949	(3,015,261)	24,143,572	622,257	—	—
Central Garden & Pet Co., Class A, NVS(b)	N/A	14,656,197	(24,621,819)	1,615,567	13,636,408	111,007,117	3,358,763	—	—
Central Pacific Financial Corp.	31,550,961	—	—	—	14,856,908	46,407,869	1,597,517	1,246,063	—
Century Communities, Inc.	184,307,376	21,640,456	(33,510,442)	6,924,662	(48,727,699)	130,634,353	1,780,730	1,451,747	—
Cerence, Inc.(a)	44,565,995	378,570	(9,546,056)	(75,386,085)	39,987,576	—	—	—	—
CEVA, Inc.	36,252,382	4,569,036	(6,287,787)	(2,304,083)	15,799,648	48,029,196	1,522,320	—	—
Champion Homes, Inc.	—	327,252,963	(351,794)	563	(26,965,018)	299,936,714	3,404,503	—	—
Chatham Lodging Trust(a)	33,462,988	625,364	(27,945,687)	(25,284,316)	19,141,651	—	—	—	—
Cheesecake Factory, Inc. (The)	114,054,371	17,938,179	(22,504,594)	2,922,267	31,423,018	143,833,241	3,031,898	2,509,454	—
Chefs’ Warehouse, Inc. (The)	89,802,643	13,294,803	(19,843,403)	1,832,334	24,529,049	109,615,426	2,222,535	—	—
Chesapeake Utilities Corp.	161,134,020	22,524,010	(25,537,289)	2,041,812	18,026,573	178,189,126	1,468,390	2,836,742	—
Chuy’s Holdings, Inc.(a)	39,656,159	3,418,091	(46,890,632)	9,949,725	(6,133,343)	—	—	—	—
Cinemark Holdings, Inc.	128,753,594	24,282,895	(29,782,433)	4,639,390	85,915,675	213,809,121	6,901,521	—	—
City Holding Co.	102,477,442	—	(6,190,859)	2,170,629	11,409,647	109,866,859	927,303	2,118,836	—
Clear Secure, Inc., Class A	—	206,247,379	(7,809,463)	(574,902)	(36,162,636)	161,700,378	6,069,834	752,860	—

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
Clearwater Paper Corp.(a)	$ 49,072,013	$ 4,512,580	$ (33,698,675)	$ (12,263,768)	$ (7,622,150)	$ —	—	$ —	$ —
Clearway Energy, Inc., Class A	50,443,789	8,506,131	(11,038,298)	268,152	6,648,006	54,827,780	2,242,445	2,880,839	—
Clearway Energy, Inc., Class C	114,319,172	32,690,340	(24,140,441)	1,194,316	15,166,795	139,230,182	5,355,007	6,846,901	—
Cogent Communications Holdings, Inc.	185,461,025	27,403,667	(33,010,730)	4,713,936	25,756,671	210,324,569	2,729,007	8,237,444	—
Cohu, Inc.	107,492,550	12,525,458	(18,232,173)	(1,576,726)	(19,825,689)	80,383,420	3,010,615	—	—
Collegium Pharmaceutical, Inc.	85,512,929	10,163,855	(14,842,027)	2,128,745	(23,336,606)	59,626,896	2,081,218	—	—
Community Financial System, Inc.(f)	169,987,632	—	(11,087,687)	(3,909,791)	49,588,775	204,578,929	3,316,779	4,686,099	—
Community Healthcare Trust, Inc.(a)	43,689,432	2,808,647	(29,823,665)	(33,794,022)	17,119,608	—	—	1,513,858	—
Compass Minerals International, Inc.(a)	36,124,701	2,144,523	(28,057,283)	(87,904,616)	77,692,675	—	—	—	—
Concentra Group Holdings Parent, Inc.	—	103,833,110	(2,872,280)	28,302	36,890,483	137,879,615	6,970,658	—	—
CONMED Corp.	166,319,593	19,427,579	(25,311,445)	(8,112,194)	(15,771,703)	136,551,830	1,995,205	1,218,018	—
CONSOL Energy, Inc.	150,719,419	24,673,281	(30,510,344)	10,801,957	28,534,658	184,218,971	1,726,837	875,322	—
Corcept Therapeutics, Inc.	154,327,618	32,123,589	(34,011,663)	7,524,857	142,765,718	302,730,119	6,007,742	—	—
Core Laboratories, Inc.	53,906,000	8,717,203	(9,592,209)	(1,736,828)	1,882,794	53,176,960	3,072,037	92,835	—
CoreCivic, Inc.	120,375,922	16,367,173	(22,260,101)	77,887	40,225,028	154,785,909	7,119,867	—	—
Cracker Barrel Old Country Store, Inc.	109,535,744	9,960,904	(13,340,674)	(11,694,296)	(18,838,418)	75,623,260	1,430,633	2,658,129	—
Crescent Energy Co., Class A	—	150,121,750	(5,997,104)	(21,445)	20,649,503	164,752,704	11,276,708	1,182,074	—
Cross Country Healthcare, Inc.(a)	41,907,491	2,775,159	(32,176,655)	(4,099,721)	(8,406,274)	—	—	—	—
CSG Systems International, Inc.	98,425,216	13,023,205	(18,020,746)	(134,836)	(1,373,957)	91,918,882	1,798,452	1,686,845	—
CSW Industrials, Inc.	—	406,030,599	(16,092,046)	(120,952)	(7,599,373)	382,218,228	1,083,385	254,005	—
CTS Corp.	98,474,562	14,632,857	(22,182,791)	3,636,712	8,002,096	102,563,436	1,945,068	234,156	—
Curbline Properties Corp.	—	141,441,541	(7,511,691)	(31,288)	7,846,372	141,744,934	6,104,433	1,525,372	—
Customers Bancorp, Inc.	101,367,522	7,274,818	(8,588,196)	1,783,146	(10,583,222)	91,254,068	1,874,570	—	—
CVB Financial Corp.	156,554,438	11,750,574	(17,158,314)	(2,579,662)	31,994,713	180,561,749	8,433,524	6,837,381	—
Cytek Biosciences, Inc.	44,984,430	7,460,955	(7,376,188)	(4,196,768)	2,862,630	43,735,059	6,738,838	—	—
Dana, Inc.	110,753,068	13,800,837	(18,405,124)	(5,313,600)	(4,729,133)	96,106,048	8,313,672	2,556,430	—
Dave & Buster’s Entertainment, Inc.	135,937,089	11,396,045	(15,759,852)	(26,749)	(72,271,801)	59,274,732	2,030,652	—	—
Deluxe Corp.	60,961,307	8,882,442	(9,761,448)	(2,070,186)	7,304,340	65,316,455	2,891,388	2,622,416	—
Designer Brands, Inc., Class A(a)	31,716,095	1,864,352	(20,770,359)	(25,452,632)	12,642,544	—	—	143,920	—
DiamondRock Hospitality Co.	136,062,147	18,500,978	(25,195,337)	(3,235,575)	(5,075,934)	121,056,279	13,406,011	3,885,919	—
Digi International, Inc.	78,434,480	8,962,280	(10,573,951)	1,435,223	(6,329,737)	71,928,295	2,379,368	—	—
Dime Community Bancshares, Inc.	45,186,213	10,012,326	(3,076,611)	(966,811)	26,508,417	77,663,534	2,526,876	1,722,578	—
Dine Brands Global, Inc.(a)	48,734,326	2,746,342	(34,077,896)	(43,832,398)	26,429,626	—	—	1,053,066	—
Diodes, Inc.	218,729,916	25,494,586	(31,972,425)	66,136	(27,854,856)	184,463,357	2,991,136	—	—
DNOW, Inc.	109,719,194	13,805,358	(18,227,839)	1,377,725	(17,735,879)	88,938,559	6,836,169	—	—
Donnelley Financial Solutions, Inc.	104,157,515	17,569,063	(14,894,183)	4,079,249	(3,348,764)	107,562,880	1,714,696	—	—
Dorian LPG Ltd.	89,039,592	12,737,704	(12,553,245)	2,544,309	(34,782,868)	56,985,492	2,338,346	6,895,651	—

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
Dorman Products, Inc.	$ 184,483,809	$ 26,574,973	$ (43,264,805)	$ 4,730,178	$ 54,168,653	$ 226,692,808	1,749,848	$ —	$ —
DoubleVerify Holdings, Inc.	330,969,132	24,955,857	(30,959,453)	(13,641,006)	(137,191,989)	174,132,541	9,064,682	—	—
Dream Finders Homes, Inc., Class A	—	58,025,562	(1,740,139)	(463,093)	(14,741,123)	41,081,207	1,765,415	—	—
Dril-Quip, Inc.(c)	52,021,387	3,082,143	(3,215,116)	(1,867,399)	26,282,447	N/A	N/A	—	—
DXC Technology Co.	261,941,846	32,295,129	(44,608,887)	(1,987,395)	(14,175,452)	233,465,241	11,684,947	—	—
DXP Enterprises, Inc.	48,388,486	6,502,510	(10,572,606)	1,991,166	21,527,165	67,836,721	821,069	—	—
Dycom Industries, Inc.	284,371,540	41,628,598	(59,520,771)	12,168,539	48,304,483	326,952,389	1,878,389	—	—
Dynavax Technologies Corp.	108,897,787	13,608,536	(23,738,136)	(1,523,702)	3,447,693	100,692,178	7,885,057	—	—
Eagle Bancorp, Inc.	46,756,352	1,008,195	(2,520,143)	(4,113,537)	8,707,941	49,838,808	1,914,668	2,095,434	—
Easterly Government Properties, Inc.	73,901,601	10,679,997	(13,071,969)	(6,173,799)	5,891,438	71,227,268	6,270,006	5,115,316	—
EchoStar Corp., Class A	116,518,688	21,697,218	(29,396,722)	3,308,845	66,499,299	178,627,328	7,800,320	—	—
Edgewell Personal Care Co.	130,314,327	16,837,981	(25,020,304)	(779,391)	(15,624,434)	105,728,179	3,146,672	1,483,137	—
Ellington Financial, Inc.	63,431,203	14,700,027	(8,802,292)	(528,059)	2,162,472	70,963,351	5,855,062	6,505,249	—
Elme Communities	83,013,576	10,859,203	(15,242,326)	(5,594,072)	13,760,620	86,797,001	5,684,152	3,145,256	—
Embecta Corp.	51,766,934	8,065,790	(10,510,941)	(6,315,217)	33,766,355	76,772,921	3,717,817	1,731,746	—
Employers Holdings, Inc.	77,506,103	—	(6,204,890)	341,717	8,708,405	80,351,335	1,568,443	1,466,827	—
Encore Capital Group, Inc.	72,864,940	9,564,319	(12,378,620)	720,144	2,323,049	73,093,832	1,530,120	—	—
Encore Wire Corp.(a)	279,963,447	6,620,565	(315,509,362)	246,139,246	(217,213,896)	—	—	21,303	—
Energizer Holdings, Inc.	132,741,368	18,952,592	(26,643,623)	(2,430,174)	24,562,465	147,182,628	4,218,476	3,960,741	—
Enerpac Tool Group Corp., Class A	130,735,444	20,229,124	(26,346,793)	4,431,606	14,731,802	143,781,183	3,499,177	137,954	—
Enhabit, Inc.(a)	39,567,070	2,243,905	(29,425,018)	(44,271,422)	31,885,465	—	—	—	—
Enova International, Inc.	123,538,671	13,892,647	(31,989,326)	12,249,710	44,533,902	162,225,604	1,691,965	—	—
Enpro, Inc.	238,291,764	29,445,313	(37,225,973)	6,064,345	(2,904,492)	233,670,957	1,355,007	1,249,866	—
Ensign Group, Inc. (The)(a)	472,263,109	34,818,663	(579,245,632)	311,973,488	(239,809,628)	—	—	435,326	—
Enviri Corp.	49,491,243	5,937,958	(7,864,963)	(4,342,660)	(3,186,090)	40,035,488	5,199,414	—	—
ePlus, Inc.	141,335,872	19,688,713	(27,031,134)	4,723,197	(12,138,192)	126,578,456	1,713,298	—	—
ESCO Technologies, Inc.	187,009,178	26,466,276	(35,110,942)	5,200,871	37,879,058	221,444,441	1,662,371	265,102	—
Essential Properties Realty Trust, Inc.	280,910,288	54,739,239	(35,930,023)	4,195,479	49,554,116	353,469,099	11,300,163	9,854,761	—
Ethan Allen Interiors, Inc.	53,540,771	7,032,787	(9,322,762)	522,047	(10,454,797)	41,318,046	1,469,870	2,380,490	—
Etsy, Inc.	—	417,890,442	(27,334,404)	719,920	(7,291,649)	383,984,309	7,260,055	—	—
EVERTEC, Inc.	174,163,939	21,573,795	(29,731,665)	1,723,503	(25,890,587)	141,838,985	4,107,703	634,017	—
Everus Construction Group, Inc.	—	172,700,163	(6,638,047)	568,152	49,707,154	216,337,422	3,290,303	—	—
EW Scripps Co. (The), Class A, NVS(a)	15,629,783	—	(13,012,784)	(49,687,334)	47,070,335	—	—	—	—
EZCORP, Inc., Class A, NVS(b)	N/A	4,750,694	(7,071,502)	710,379	10,493,457	40,544,567	3,317,886	—	—
Fabrinet(a)	463,452,278	36,229,939	(604,364,217)	390,445,457	(285,763,457)	—	—	—	—
FB Financial Corp.(c)	89,370,607	14,780,873	(19,016,847)	1,660,127	(4,424,617)	N/A	N/A	1,184,018	—
Federal Signal Corp.	349,207,715	45,728,570	(59,284,781)	13,950,257	14,755,666	364,357,427	3,943,689	1,451,744	—
First BanCorp/Puerto Rico	196,392,661	—	(17,421,145)	9,125,872	3,143,928	191,241,316	10,287,322	5,124,960	—
First Bancorp/Southern Pines NC	98,394,709	905,680	(4,686,013)	(1,370,702)	21,916,702	115,160,376	2,619,067	1,740,203	—
First Commonwealth Financial Corp.	94,229,992	2,332,430	(6,630,133)	(801,909)	20,419,987	109,550,367	6,474,608	2,595,952	—
First Financial Bancorp	141,381,955	—	(6,460,560)	(1,042,662)	28,171,191	162,049,924	6,028,643	4,380,173	—
First Hawaiian, Inc.	189,773,225	26,981,653	(34,053,901)	(1,173,320)	32,703,502	214,231,159	8,255,536	6,592,427	—
Foot Locker, Inc.	157,685,484	17,128,625	(23,023,332)	1,308,903	(37,404,132)	115,695,548	5,316,891	—	—

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
FormFactor, Inc.	$ 239,877,184	$ 30,921,018	$ (44,388,692)	$ 9,923,279	$ (16,351,753)	$ 219,981,036	4,999,569	$ —	$ —
Fortrea Holdings, Inc.	237,073,985	5,663,907	(8,486,144)	(5,048,352)	(121,471,037)	107,732,359	5,776,534	—	—
Forward Air Corp.(c)	64,716,795	8,092,435	(37,283,269)	(37,118,984)	59,886,089	N/A	N/A	—	—
Four Corners Property Trust, Inc.	149,675,869	26,425,802	(22,983,554)	1,498,591	14,874,519	169,491,227	6,245,071	6,299,621	—
Fox Factory Holding Corp.	—	157,630,196	(22,775,702)	(2,258,418)	(51,300,209)	81,295,867	2,685,691	—	—
Franklin BSP Realty Trust, Inc.	74,448,306	9,532,065	(13,313,503)	(2,378,945)	(2,004,179)	66,283,744	5,285,785	5,607,499	—
Franklin Electric Co., Inc.	286,147,087	32,925,346	(46,437,383)	7,797,381	(33,283,152)	247,149,279	2,536,165	1,946,943	—
Frontdoor, Inc.	175,197,419	29,838,265	(49,767,753)	8,600,167	103,693,989	267,562,087	4,894,130	—	—
Fulton Financial Corp.	158,776,503	36,903,722	(10,677,260)	(214,287)	36,835,790	221,624,468	11,495,045	6,027,642	—
Gates Industrial Corp. PLC	—	258,763,882	(15,302,781)	856,350	45,421,037	289,738,488	14,085,488	—	—
Gentherm, Inc.	127,545,919	13,960,584	(24,314,023)	(5,526,044)	(31,780,623)	79,885,813	2,000,897	—	—
Genworth Financial, Inc., Class A	188,577,805	—	(12,541,066)	4,034,006	11,191,180	191,261,925	27,362,221	—	—
GEO Group, Inc. (The)	116,993,858	26,478,595	(18,394,872)	3,196,857	117,500,063	245,774,501	8,783,935	—	—
Getty Realty Corp.	90,703,731	13,895,704	(15,021,172)	561,838	8,183,399	98,323,500	3,263,309	4,380,306	—
Gibraltar Industries, Inc.	165,982,396	18,945,458	(25,622,757)	2,326,401	(46,219,716)	115,411,782	1,959,453	—	—
G-III Apparel Group Ltd.	80,161,244	10,625,210	(19,141,529)	(525,305)	10,244,511	81,364,131	2,494,302	—	—
Glaukos Corp.	310,739,672	76,954,691	(43,504,643)	14,077,499	174,351,898	532,619,117	3,552,215	—	—
GMS, Inc.	261,751,056	31,519,867	(43,447,828)	8,783,249	(43,480,603)	215,125,741	2,535,963	—	—
Golden Entertainment, Inc.(c)	53,670,481	6,167,788	(10,161,815)	(5,325,235)	20,721,378	N/A	N/A	1,064,117	—
Goosehead Insurance, Inc., Class A(b)	N/A	20,178,043	(26,721,031)	2,340,424	56,638,546	168,847,697	1,574,778	—	—
Granite Construction, Inc.	169,512,080	28,801,478	(38,948,292)	9,114,810	78,537,071	247,017,147	2,816,294	1,099,779	—
Green Dot Corp., Class A	27,918,280	—	(287,976)	(952,628)	4,837,068	31,514,744	2,961,912	—	—
Green Plains, Inc.	86,725,756	13,464,098	(4,816,387)	(9,005,077)	(47,549,070)	38,819,320	4,094,865	—	—
Greenbrier Cos., Inc. (The)	109,967,366	15,351,301	(19,393,685)	2,469,441	14,833,737	123,228,160	2,020,465	1,835,478	—
Griffon Corp.	189,755,002	34,059,737	(35,159,841)	11,338,909	(17,735,107)	182,258,700	2,557,299	1,232,419	—
Grocery Outlet Holding Corp.	—	151,704,067	(16,377,795)	(3,355,189)	(34,274,181)	97,696,902	6,258,610	—	—
Group 1 Automotive, Inc.	262,083,845	37,982,914	(57,788,706)	18,291,186	93,027,614	353,596,853	838,941	1,233,875	—
HA Sustainable Infrastructure Capital, Inc.(g)	212,931,073	22,970,850	(18,439,335)	533,631	(12,541,309)	205,454,910	7,657,656	12,396,763	—
Hain Celestial Group, Inc. (The)	47,837,917	5,779,508	(7,682,744)	(5,626,514)	(4,508,863)	35,799,304	5,821,025	—	—
Hanesbrands, Inc.	137,124,946	18,831,580	(23,692,533)	2,945,957	50,026,723	185,236,673	22,756,348	—	—
Hanmi Financial Corp.	32,078,068	—	(1,845,846)	(1,418,339)	16,227,874	45,041,757	1,906,933	1,469,009	—
Harmonic, Inc.	102,565,814	13,648,043	(15,563,856)	3,125,117	(4,443,497)	99,331,621	7,508,059	—	—
Haverty Furniture Cos., Inc.(a)	30,833,016	2,230,829	(27,010,818)	4,127,202	(10,180,229)	—	—	577,094	—
Hawkins, Inc.	99,171,994	18,048,419	(23,737,924)	7,019,050	50,214,626	150,716,165	1,228,631	654,892	—
Haynes International, Inc.(a)	51,663,220	5,961,858	(58,251,606)	17,721,576	(17,095,048)	—	—	376,320	—
HB Fuller Co.	291,912,112	34,685,590	(45,274,744)	4,859,937	(48,518,807)	237,664,088	3,521,993	2,383,024	—
HCI Group, Inc.(b)	N/A	13,141,061	(3,990,304)	1,662,751	26,621,418	64,136,597	550,387	595,971	—
Healthcare Services Group, Inc.	62,441,758	7,516,728	(9,639,676)	(7,019,203)	2,361,320	55,660,927	4,792,159	—	—
HealthStream, Inc.	43,213,567	6,234,680	(7,307,848)	314,691	7,573,656	50,028,746	1,573,231	133,515	—
Heidrick & Struggles International, Inc.	45,889,015	6,846,130	(8,334,136)	859,708	13,005,692	58,266,409	1,314,972	602,506	—

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
Helen of Troy Ltd.	$ —	$ 93,567,566	$ (5,467,014)	$ (26,528)	$ 18,950	$ 88,092,974	1,472,388	$ —	$ —
Helix Energy Solutions Group, Inc.	104,258,014	14,380,011	(17,948,484)	2,516,187	(17,347,549)	85,858,179	9,212,251	—	—
Helmerich & Payne, Inc.	280,710,753	31,607,834	(39,968,306)	2,402,847	(70,617,591)	204,135,537	6,375,251	7,152,930	—
Heritage Financial Corp.	44,863,496	619,573	(3,251,832)	(1,958,251)	13,115,748	53,388,734	2,179,132	1,556,092	—
Hibbett, Inc.(a)	61,077,161	3,293,633	(72,781,737)	45,522,096	(37,111,153)	—	—	—	—
Highwoods Properties, Inc.	187,403,299	28,219,498	(37,014,853)	3,354,960	27,329,705	209,292,609	6,844,101	10,521,660	—
Hillenbrand, Inc.	238,257,223	22,391,146	(27,860,104)	(4,540,944)	(88,669,778)	139,577,543	4,534,683	3,112,444	—
Hims & Hers Health, Inc., Class A	—	241,499,725	(8,476,333)	704,762	64,379,981	298,108,135	12,328,707	—	—
HNI Corp.	142,367,324	21,582,756	(24,175,581)	3,680,809	12,008,423	155,463,731	3,086,435	3,081,450	—
Hope Bancorp, Inc.	91,648,340	3,019,480	(4,554,824)	(2,075,172)	7,818,277	95,856,101	7,799,520	3,292,567	—
Horace Mann Educators Corp.	100,136,924	—	(5,084,795)	(1,652,551)	6,963,551	100,363,129	2,558,326	2,691,748	—
Hub Group, Inc., Class A	182,095,541	24,506,278	(36,543,607)	4,485,442	334,740	174,878,394	3,924,560	1,543,143	—
Hudson Pacific Properties, Inc.(a)	55,189,483	5,767,153	(29,819,534)	(81,633,008)	50,495,906	—	—	426,397	—
IAC, Inc.	—	285,721,081	(32,928,886)	(2,393,643)	(53,163,551)	197,235,001	4,571,975	—	—
Ichor Holdings Ltd.	76,787,219	16,661,165	(8,488,494)	(707,382)	(13,466,392)	70,786,116	2,196,962	—	—
ICU Medical, Inc.	146,979,247	63,132,408	(25,746,060)	4,468,398	55,936,130	244,770,123	1,577,432	—	—
Impinj, Inc.	—	309,281,733	(11,015,051)	(1,034,327)	(82,785,598)	214,446,757	1,476,296	—	—
Inari Medical, Inc.	166,090,927	21,426,828	(29,960,588)	(1,642,126)	9,742,311	165,657,352	3,245,002	—	—
Independent Bank Corp.	147,955,908	—	(7,919,295)	(4,797,650)	37,472,063	172,711,026	2,690,622	4,646,676	—
Independent Bank Group, Inc.	110,740,646	16,754,258	(20,964,262)	(2,467,030)	37,160,556	141,224,168	2,327,743	2,707,782	—
Ingevity Corp.	109,111,890	17,025,644	(14,398,486)	(1,324,953)	(14,749,925)	95,664,170	2,347,587	—	—
Innospec, Inc.	216,531,908	23,927,466	(31,225,588)	3,259,975	(35,270,196)	177,223,565	1,610,245	2,533,894	—
Innovative Industrial Properties, Inc.	196,591,916	27,973,882	(36,271,936)	(7,685,361)	(58,695,419)	121,913,082	1,829,428	10,399,177	—
Innoviva, Inc.	58,231,202	10,082,800	(14,088,409)	1,692,383	6,050,637	61,968,613	3,571,678	—	—
Insight Enterprises, Inc.	346,915,721	41,126,316	(61,646,469)	13,184,210	(71,410,139)	268,169,639	1,763,114	—	—
Inspire Medical Systems, Inc.	—	427,232,090	(16,849,719)	(686,689)	(51,791,043)	357,904,639	1,930,654	—	—
Installed Building Products, Inc.	409,605,812	42,882,027	(59,569,608)	12,441,389	(142,682,828)	262,676,792	1,498,869	1,626,042	—
Insteel Industries, Inc.	50,360,583	4,864,748	(6,530,033)	(709,025)	(13,883,447)	34,102,826	1,262,600	1,375,989	—
Integer Holdings Corp.	262,609,926	35,330,753	(45,576,283)	9,118,068	25,410,349	286,892,813	2,164,902	—	—
Integra LifeSciences Holdings Corp.	—	143,999,278	(13,665,884)	(5,074,557)	(28,053,740)	97,205,097	4,285,939	—	—
InterDigital, Inc.	185,290,969	31,979,768	(43,020,861)	7,539,598	135,084,142	316,873,616	1,635,730	2,069,108	—
Interface, Inc., Class A	66,217,195	10,907,716	(13,432,529)	1,114,465	26,885,562	91,692,409	3,765,602	116,081	—
International Seaways, Inc.	—	93,195,509	(102,671)	233	374,110	93,467,181	2,600,645	—	—
Ironwood Pharmaceuticals, Inc., Class A	80,834,305	6,752,231	(7,040,655)	(5,504,776)	(34,698,663)	40,342,442	9,106,646	—	—
Itron, Inc.	284,246,698	40,353,546	(56,777,450)	9,905,271	37,694,989	315,423,054	2,904,983	—	—
J & J Snack Foods Corp.	151,372,390	22,720,782	(29,774,708)	1,558,706	9,758,709	155,635,879	1,003,261	2,356,799	—
Jack in the Box, Inc.	90,464,340	9,162,763	(12,526,383)	(7,589,090)	(27,911,259)	51,600,371	1,239,202	1,704,920	—
JBG SMITH Properties	92,662,861	7,477,998	(11,583,364)	(114,541)	(4,580,530)	83,862,424	5,456,241	3,867,337	—
JetBlue Airways Corp.	167,021,826	17,770,212	(36,212,714)	2,763,754	54,018	151,397,096	19,261,717	—	—
John B Sanfilippo & Son, Inc.	64,605,268	8,348,200	(11,056,861)	514,346	(11,744,641)	50,666,312	581,636	1,882,019	—
John Bean Technologies Corp.	225,538,359	29,895,177	(37,772,847)	(3,113,126)	46,203,552	260,751,115	2,051,543	634,648	—

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
John Wiley & Sons, Inc., Class A	$ 109,181,518	$ 17,058,784	$ (25,233,086)	$ 2,291,511	$ 12,801,021	$ 116,099,748	2,656,137	$ 3,820,943	$ —
Kaiser Aluminum Corp.	95,942,079	10,823,697	(13,874,455)	(1,628,501)	(18,787,115)	72,475,705	1,031,389	2,414,048	—
Kaman Corp.(a)	88,158,700	592,447	(88,997,896)	1,782,858	(1,536,109)	—	—	—	—
Kennametal, Inc.	133,900,441	18,319,761	(26,448,782)	(327,549)	(4,877,667)	120,566,204	5,019,409	3,121,780	—
Kennedy-Wilson Holdings, Inc.	68,667,679	10,624,131	(14,139,635)	(4,152,892)	15,248,343	76,247,626	7,632,395	2,726,909	—
KKR Real Estate Finance Trust, Inc.	39,683,551	5,210,999	(7,154,410)	(3,729,420)	4,020,406	38,031,126	3,765,458	2,821,184	—
Knowles Corp.	96,889,478	14,957,710	(20,360,143)	696,423	21,172,812	113,356,280	5,687,721	—	—
Kohl’s Corp.	217,953,909	19,083,283	(25,313,477)	(3,106,186)	(107,748,328)	100,869,201	7,184,416	11,018,989	—
Kontoor Brands, Inc.	203,452,260	34,599,345	(46,643,976)	7,088,420	75,089,861	273,585,910	3,203,207	5,032,365	—
Koppers Holdings, Inc.	77,999,677	6,878,711	(10,134,307)	(194,484)	(31,505,063)	43,044,534	1,328,535	290,860	—
Korn Ferry	233,337,852	31,141,651	(43,507,770)	6,870,546	(1,384,502)	226,457,777	3,357,417	3,791,376	—
Krystal Biotech, Inc.	—	315,245,783	(28,529,680)	(1,343,049)	(29,919,811)	255,453,243	1,630,622	—	—
Kulicke & Soffa Industries, Inc.	191,938,838	23,389,724	(37,677,166)	2,291,364	(17,654,661)	162,288,099	3,478,099	2,210,414	—
Lakeland Financial Corp.	111,815,586	4,425,933	(8,575,827)	(811,325)	4,424,479	111,278,846	1,618,366	2,401,044	—
La-Z-Boy, Inc.	109,254,951	15,782,462	(23,694,733)	2,467,590	13,882,583	117,692,853	2,701,236	1,749,305	—
LCI Industries	211,026,488	24,388,196	(32,381,734)	(1,182,553)	(32,241,273)	169,609,124	1,640,479	5,473,749	—
Leggett & Platt, Inc.	—	118,025,733	(13,150,697)	(161,914)	(21,395,711)	83,317,411	8,678,897	884,545	—
LeMaitre Vascular, Inc.	88,815,428	15,883,817	(16,565,937)	4,336,094	29,274,719	121,744,121	1,321,295	638,740	—
Leslie’s, Inc.	81,012,497	5,367,523	(7,165,304)	(13,583,876)	(38,672,658)	26,958,182	12,088,871	—	—
LGI Homes, Inc.	161,558,915	18,747,174	(23,965,477)	1,714,976	(38,870,995)	119,184,593	1,333,161	—	—
Liberty Energy, Inc., Class A	212,251,930	39,314,447	(32,197,019)	173,024	(9,710,082)	209,832,300	10,549,638	2,285,194	—
Ligand Pharmaceuticals, Inc.	80,927,840	24,242,106	(11,522,056)	1,343,079	35,734,603	130,725,572	1,220,024	—	—
Lincoln National Corp.(b)	N/A	16,682,846	—	—	47,269,299	271,027,082	8,547,054	11,019,710	—
Lindsay Corp.	87,669,760	13,150,873	(18,244,427)	(833,255)	1,129,891	82,872,842	700,472	779,278	—
LiveRamp Holdings, Inc.	154,634,003	17,016,908	(24,303,412)	(1,843,534)	(17,508,993)	127,994,972	4,214,520	—	—
LTC Properties, Inc.	90,938,923	17,715,868	(13,154,112)	(774,797)	6,263,492	100,989,374	2,922,992	4,848,891	—
LXP Industrial Trust	178,269,512	25,735,594	(32,395,299)	(2,359,519)	(14,847,018)	154,403,270	19,015,181	7,471,561	—
M/I Homes, Inc.	256,983,654	34,954,838	(52,392,004)	11,346,622	(17,424,135)	233,468,975	1,756,066	—	—
Macerich Co. (The)	251,312,714	68,237,439	(38,023,943)	3,834,528	30,294,889	315,655,627	15,846,166	7,278,254	—
Madison Square Garden Sports Corp., Class A	208,081,912	31,729,575	(40,502,694)	(323,303)	44,870,552	243,856,042	1,080,539	—	—
Magnolia Oil & Gas Corp., Class A	324,595,238	44,325,926	(48,181,043)	613,358	(33,597,232)	287,756,247	12,307,795	4,751,670	—
MARA Holdings, Inc.(h)	—	442,158,605	(26,586,047)	(953,198)	(66,905,518)	347,713,842	20,734,278	—	—
Marcus Corp. (The)(a)	23,783,455	751,739	(19,122,637)	(17,131,903)	11,719,346	—	—	116,685	—
MarineMax, Inc.	45,467,684	5,835,906	(8,818,189)	393,844	(5,638,255)	37,240,990	1,286,390	—	—
Masterbrand, Inc.	160,872,762	18,896,665	(24,920,841)	3,331,729	(38,255,576)	119,924,739	8,208,401	—	—
Materion Corp.	183,669,118	20,964,264	(26,092,718)	3,402,720	(49,449,919)	132,493,465	1,339,942	555,298	—
Mativ Holdings, Inc.	68,853,206	7,575,558	(10,538,017)	(8,714,749)	(18,771,112)	38,404,886	3,523,384	1,080,942	—
Matson, Inc.	265,182,398	37,360,639	(64,106,075)	14,026,356	36,566,761	289,030,079	2,143,504	2,246,819	—
Matthews International Corp., Class A	64,606,680	7,898,538	(9,326,236)	(5,397,558)	(2,263,759)	55,517,665	2,005,696	1,486,119	—
MaxLinear, Inc.	94,301,983	11,185,788	(12,524,063)	(9,211,093)	14,361,249	98,113,864	4,960,256	—	—
MDC Holdings, Inc.(a)	253,760,822	200,267	(254,323,597)	110,590,394	(110,227,886)	—	—	—	—
MDU Resources Group, Inc.	—	366,235,340	(170,516,710)	36,644	41,403,153	237,158,427	13,160,845	1,731,123	—
Medical Properties Trust, Inc.	190,134,937	25,081,815	(34,838,688)	2,124,493	(29,371,446)	153,131,111	38,767,370	18,429,960	—
Medifast, Inc.(a)	27,979,271	823,218	(15,497,089)	(71,591,006)	58,285,606	—	—	—	—
Mercury Systems, Inc.	104,629,420	16,272,432	(25,216,430)	(1,385,109)	42,863,539	137,163,852	3,265,806	—	—
Merit Medical Systems, Inc.	295,424,924	45,065,090	(57,334,112)	13,292,682	67,336,711	363,785,295	3,761,221	—	—

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
Meritage Homes Corp.	$ 431,891,105	$ 54,255,859	$ (75,884,615)	$ 15,694,784	$ (67,413,634)	$ 358,543,499	2,330,929	$ 5,407,915	$ —
Mesa Laboratories, Inc.	38,095,952	5,849,080	(4,900,212)	(2,262,205)	9,767,363	46,549,978	352,999	166,120	—
Metallus, Inc.	57,724,176	6,352,425	(8,742,271)	(791,039)	(20,416,727)	34,126,564	2,415,185	—	—
Methode Electronics, Inc.(a)	29,439,340	599,877	(25,307,321)	(64,366,932)	59,635,036	—	—	335,507	—
MGE Energy, Inc.	192,258,801	27,886,988	(36,216,056)	1,120,004	34,138,836	219,188,573	2,332,786	3,184,479	—
Middlesex Water Co.	63,147,893	7,459,280	(10,635,266)	(3,896,697)	4,044,618	60,119,828	1,142,311	1,165,954	—
MillerKnoll, Inc.	121,771,339	17,087,719	(27,261,840)	1,306,689	(11,990,876)	100,913,031	4,467,155	2,667,127	—
Minerals Technologies, Inc.	165,905,226	22,024,834	(32,704,687)	2,801,690	(1,115,169)	156,911,894	2,058,941	660,351	—
ModivCare, Inc.(a)	19,550,593	—	(17,945,634)	(44,551,662)	42,946,703	—	—	—	—
Monro, Inc.	63,704,744	8,178,783	(10,199,168)	(6,746,087)	(7,071,197)	47,867,075	1,930,124	1,676,466	—
Moog, Inc., Class A	310,010,605	45,487,885	(59,594,461)	12,771,650	56,748,333	365,424,012	1,856,452	1,597,588	—
Movado Group, Inc.(a)	29,513,715	2,576,108	(22,256,969)	(11,159,138)	1,326,284	—	—	1,095,859	—
Mr. Cooper Group, Inc.	339,614,041	4,962,228	(27,027,097)	13,386,901	62,365,820	393,301,893	4,096,468	—	—
Mueller Industries, Inc.(a)	413,464,268	48,526,638	(668,804,307)	461,267,197	(254,453,796)	—	—	3,039,778	—
Myers Industries, Inc.(a)	57,828,590	4,070,987	(32,639,712)	(19,384,499)	(9,875,366)	—	—	669,175	—
MYR Group, Inc.	199,465,733	20,730,234	(30,941,350)	3,718,281	(38,116,717)	154,856,181	1,040,910	—	—
Myriad Genetics, Inc.	127,489,656	16,916,478	(19,973,911)	(290,880)	(43,356,690)	80,784,653	5,892,389	—	—
Nabors Industries Ltd.	51,914,858	6,292,509	(7,340,942)	(5,621,036)	(12,185,293)	33,060,096	578,277	—	—
National Bank Holdings Corp., Class A	90,295,690	—	(4,143,961)	(131,780)	17,229,018	103,248,967	2,397,793	2,081,813	—
National HealthCare Corp.	86,093,317	14,118,716	(27,415,978)	3,254,178	9,756,402	85,806,635	797,756	1,500,964	—
National Vision Holdings, Inc.	117,699,450	8,848,346	(11,486,001)	(9,169,755)	(52,894,774)	52,997,266	5,086,110	—	—
NBT Bancorp, Inc.	114,503,002	—	(5,733,328)	(46,011)	33,553,425	142,277,088	2,979,001	3,047,112	—
NCR Atleos Corp.	89,256,550	23,086,248	(17,784,352)	1,656,769	62,538,899	158,754,114	4,680,251	—	—
NCR Voyix Corp.	114,431,766	19,668,716	(14,396,865)	(1,002,510)	11,459,983	130,161,090	9,404,703	—	—
NeoGenomics, Inc.	135,337,127	16,793,591	(20,913,957)	(19,665,029)	25,042,188	136,593,920	8,288,466	—	—
NetScout Systems, Inc.	105,320,932	13,804,407	(16,935,533)	(6,002,632)	4,874,336	101,061,510	4,665,813	—	—
New York Mortgage Trust, Inc.	44,236,066	4,859,269	(6,074,450)	(8,283,187)	1,474,256	36,211,954	5,975,570	3,524,985	—
Newell Brands, Inc.	206,655,495	37,387,269	(27,850,250)	(2,300,140)	53,544,124	267,436,498	26,851,054	5,470,338	—
NexPoint Residential Trust, Inc.	48,921,300	3,269,933	(7,120,797)	(158,220)	14,600,948	59,513,164	1,425,465	2,125,862	—
NMI Holdings, Inc., Class A	177,566,683	26,757,243	(40,336,484)	6,857,076	16,947,875	187,792,393	5,108,607	—	—
Northern Oil & Gas, Inc.	245,218,591	43,311,028	(33,331,558)	971,931	(17,964,619)	238,205,373	6,410,263	7,719,669	—
Northfield Bancorp, Inc.(a)	25,858,223	321,637	(23,105,698)	(16,146,629)	13,072,467	—	—	342,180	—
Northwest Bancshares, Inc.	98,166,325	603,926	(5,612,081)	(2,195,629)	14,740,180	105,702,721	8,013,853	4,942,375	—
Northwest Natural Holding Co.	92,464,716	16,765,453	(12,239,014)	(2,477,891)	8,017,909	102,531,173	2,591,789	3,636,592	—
Nu Skin Enterprises, Inc., Class A(a)	46,295,787	2,711,195	(26,619,118)	(109,707,773)	87,319,909	—	—	400,197	—
NV5 Global, Inc.	84,619,580	10,753,725	(11,044,424)	(2,442,906)	(17,162,738)	64,723,237	3,435,416	—	—
Oceaneering International, Inc.	159,186,222	21,980,696	(27,202,985)	3,477,744	12,727,532	170,169,209	6,524,893	—	—
ODP Corp. (The)	119,796,714	11,125,035	(20,461,368)	(1,972,206)	(64,247,846)	44,240,329	1,945,485	—	—
OFG Bancorp	114,835,642	2,293,987	(9,479,205)	3,184,303	13,651,034	124,485,761	2,941,535	2,236,517	—
O-I Glass, Inc.	173,363,990	16,607,390	(21,910,221)	(3,418,568)	(56,371,598)	108,270,993	9,988,099	—	—
Olympic Steel, Inc.(a)	47,046,671	1,368,136	(26,777,923)	8,428,612	(30,065,496)	—	—	195,049	—
Omnicell, Inc.	89,774,859	15,259,766	(18,596,775)	(3,602,593)	50,035,796	132,871,053	2,984,525	—	—
OPENLANE, Inc.	126,216,648	17,622,357	(23,888,019)	963,698	15,964,849	136,879,533	6,899,170	—	—
OraSure Technologies, Inc.(a)	30,618,556	578,057	(22,317,615)	(29,568,399)	20,689,401	—	—	—	—

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
Organon & Co.	$ 324,517,911	$ 39,533,189	$ (52,920,509)	$ 2,188,429	$ (65,759,248)	$ 247,559,772	16,592,478	$ 14,229,895	$ —
OSI Systems, Inc.	151,681,838	21,422,801	(30,085,037)	4,980,581	19,989,201	167,989,384	1,003,341	—	—
Otter Tail Corp.	243,381,542	30,600,859	(38,652,404)	(588,289)	(35,191,840)	199,549,868	2,702,463	3,876,108	—
Outfront Media, Inc.	164,701,790	22,763,994	(38,284,640)	(443,019)	9,059,902	157,798,027	8,895,041	12,508,221	—
Owens & Minor, Inc.	143,173,635	11,236,228	(17,203,444)	(9,128,856)	(64,913,625)	63,163,938	4,832,742	—	—
Oxford Industries, Inc.	112,066,622	13,072,527	(17,136,725)	399,207	(33,336,344)	75,065,287	952,847	1,930,920	—
Pacific Premier Bancorp, Inc.	152,583,384	—	(6,311,976)	(4,246,891)	9,624,747	151,649,264	6,085,444	6,161,430	—
Pacira BioSciences, Inc.	91,656,770	8,855,317	(11,955,433)	(14,891,066)	(17,471,143)	56,194,445	2,982,720	—	—
Palomar Holdings, Inc.	140,410,136	24,110,017	(20,414,460)	2,347,341	33,561,655	180,014,689	1,704,846	—	—
Papa John’s International, Inc.	147,738,047	15,242,193	(21,333,097)	(7,775,602)	(47,513,488)	86,358,053	2,102,704	2,997,914	—
Park National Corp.	131,604,688	19,806,113	(23,234,664)	3,741,833	29,046,057	160,964,027	938,949	3,502,354	—
Pathward Financial, Inc.	86,978,756	—	(11,241,516)	5,511,278	32,461,646	113,710,164	1,545,395	243,323	—
Patrick Industries, Inc.	168,332,872	28,023,401	(21,256,983)	5,481,012	165,140	180,745,442	2,175,559	2,414,360	—
Patterson Cos., Inc.	154,005,164	17,613,937	(29,825,127)	(4,446,180)	18,630,342	155,978,136	5,054,379	4,092,461	—
Patterson-UTI Energy, Inc.	259,086,203	48,898,039	(39,769,431)	455,905	(79,430,961)	189,239,755	22,910,382	5,235,343	—
PDF Solutions, Inc.	69,614,307	8,926,730	(10,097,135)	1,463,972	(14,971,057)	54,936,817	2,028,686	—	—
Peabody Energy Corp.	180,432,391	48,283,865	(35,992,184)	(4,323,746)	(24,129,230)	164,271,096	7,844,847	1,692,499	—
Pebblebrook Hotel Trust	125,421,081	11,388,758	(17,568,919)	(397,780)	(14,267,871)	104,575,269	7,717,732	231,654	—
Pediatrix Medical Group, Inc.	56,116,907	8,072,157	(9,182,514)	(4,780,365)	21,224,469	71,450,654	5,445,934	—	—
Penguin Solutions, Inc.(i)	92,146,531	9,547,326	(10,712,373)	(45,231)	(24,841,038)	66,095,215	3,444,253	—	—
Penn Entertainment, Inc.	—	213,537,464	(21,609,641)	(539,500)	68,754	191,457,077	9,659,792	—	—
PennyMac Mortgage Investment Trust	85,896,365	10,244,410	(13,594,525)	(2,413,742)	(9,502,079)	70,630,429	5,610,042	9,052,988	—
Perdoceo Education Corp.	77,794,259	—	(11,497,556)	3,100,779	33,861,750	103,259,232	3,900,991	1,546,461	—
Perficient, Inc.(a)	132,847,665	12,227,742	(190,977,657)	64,611,893	(18,709,643)	—	—	—	—
Phibro Animal Health Corp., Class A	17,762,924	3,412,477	(4,448,854)	(1,131,649)	12,158,177	27,753,075	1,321,575	486,024	—
Phillips Edison & Co., Inc.	295,590,681	36,860,584	(48,790,813)	369,113	11,855,138	295,884,703	7,898,684	7,225,542	—
Phinia, Inc.	121,178,821	18,838,854	(38,680,940)	5,038,672	24,454,024	130,829,431	2,715,994	2,253,678	—
Photronics, Inc.	119,751,092	14,635,082	(17,832,856)	2,685,717	(22,838,748)	96,400,287	4,091,693	—	—
Piper Sandler Cos.	203,757,726	35,220,292	(34,006,576)	9,693,054	92,294,736	306,959,232	1,023,368	1,951,269	—
PJT Partners, Inc., Class A(b)	N/A	66,704,957	(23,412,306)	2,222,608	83,886,954	241,439,989	1,529,941	1,129,345	—
Plexus Corp.	176,823,465	29,659,369	(40,828,407)	7,540,835	101,785,477	274,980,739	1,757,290	—	—
Powell Industries, Inc.	88,840,309	16,220,977	(18,839,177)	5,944,845	41,654,455	133,821,409	603,751	488,210	—
PRA Group, Inc.	69,490,212	7,534,174	(9,106,026)	(3,653,998)	(10,238,686)	54,025,676	2,586,198	—	—
Premier, Inc., Class A	179,314,936	19,584,776	(56,527,538)	(5,266,279)	(5,523,389)	131,582,506	6,206,722	4,593,629	—
Prestige Consumer Healthcare, Inc.	243,915,011	29,747,038	(42,198,387)	5,736,482	11,361,732	248,561,876	3,183,018	—	—
PriceSmart, Inc.	142,081,464	18,745,033	(26,354,805)	1,651,625	11,661,784	147,785,101	1,603,397	2,664,611	—
Privia Health Group, Inc.	135,905,076	17,435,412	(20,681,588)	(6,844,362)	5,236,795	131,051,333	6,703,393	—	—
ProAssurance Corp.	43,453,464	904,101	(1,844,788)	(5,276,460)	15,358,213	52,594,530	3,305,753	—	—
PROG Holdings, Inc.	104,567,589	15,795,823	(30,128,051)	5,026,119	18,122,818	113,384,298	2,683,017	1,036,221	—
Progress Software Corp.	158,417,275	23,683,135	(33,872,336)	3,743,495	28,121,925	180,093,494	2,764,290	1,024,475	—
Progyny, Inc.	—	88,635,407	(8,453,404)	(850,749)	3,210,100	82,541,354	4,785,006	—	—
ProPetro Holding Corp.(c)	46,467,256	6,030,731	(11,444,391)	(8,616,334)	20,888,158	N/A	N/A	—	—
Protagonist Therapeutics, Inc.	—	148,639,336	(16,895,903)	2,015,379	14,261,843	148,020,655	3,834,732	—	—
Proto Labs, Inc.	62,269,171	8,116,479	(12,926,864)	(20,229,605)	24,651,032	61,880,213	1,583,019	—	—
Provident Financial Services, Inc.	72,965,846	29,742,785	—	—	26,628,915	129,337,546	6,854,136	4,455,392	—

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
Qorvo, Inc.	$ —	$ 432,401,977	$ (482,905)	$ 945	$ (5,811,003)	$ 426,109,014	6,093,365	$ —	$ —
Quaker Chemical Corp.(c)	192,463,746	20,574,787	(28,917,476)	(4,377,381)	(28,656,684)	N/A	N/A	1,261,125	—
Quanex Building Products Corp.	86,192,111	36,390,271	(11,858,982)	905,848	(38,023,955)	73,605,293	3,036,522	658,159	—
QuidelOrtho Corp.	—	177,237,133	(10,714,888)	364,359	22,677,967	189,564,571	4,255,097	—	—
QuinStreet, Inc.	62,392,409	9,967,399	(7,848,515)	1,587,623	17,226,464	83,325,380	3,611,850	—	—
Ready Capital Corp.	97,658,707	14,719,653	(13,365,343)	(4,521,686)	(20,435,065)	74,056,266	10,858,690	8,435,235	—
Redwood Trust, Inc.	56,581,824	8,346,737	(9,999,685)	(4,831,532)	6,400,301	56,497,645	8,652,013	4,395,834	—
REGENXBIO, Inc.(a)	57,601,903	7,110,494	(26,826,143)	(97,158,499)	59,272,245	—	—	—	—
Renasant Corp.	116,570,065	18,027,748	(8,379,002)	(456,191)	17,387,745	143,150,365	4,004,206	2,620,518	—
Resideo Technologies, Inc.	221,196,393	27,744,296	(33,495,807)	1,089,593	2,143,618	218,678,093	9,487,119	—	—
Resources Connection, Inc.(a)	28,381,896	825,622	(23,420,046)	(11,211,720)	5,424,248	—	—	301,443	—
Retail Opportunity Investments Corp.	109,657,421	19,064,233	(23,271,482)	(2,452,064)	39,931,858	142,929,966	8,233,293	3,779,448	—
Revelyst, Inc.	—	73,918,206	(162,465)	1,250	318,469	74,075,460	3,852,078	—	—
REX American Resources Corp.	60,573,866	6,432,749	(7,760,711)	1,135,626	(18,608,400)	41,773,130	1,001,994	—	—
Robert Half, Inc.	—	486,317,210	(60,836,093)	529,366	34,695,398	460,705,881	6,538,545	7,144,798	—
Rogers Corp.	134,316,013	16,592,325	(20,416,861)	(4,878,692)	(14,437,829)	111,174,956	1,094,134	—	—
Rush Enterprises, Inc., Class A	222,647,642	27,667,722	(33,268,308)	(495,357)	3,478,969	220,030,668	4,015,891	2,161,693	—
RXO, Inc.	172,853,853	66,204,297	(31,763,362)	1,996,378	5,987,443	215,278,609	9,030,143	—	—
S&T Bancorp, Inc.	81,315,390	1,566,760	(5,885,941)	(820,009)	16,183,080	92,359,280	2,416,517	2,484,004	—
Sabre Corp.	62,219,185	12,136,761	(13,955,125)	(6,237,180)	36,796,312	90,959,953	24,920,535	—	—
Safety Insurance Group, Inc.	80,597,815	10,573,477	(12,100,503)	315,957	(422,084)	78,964,662	958,309	2,665,966	—
Sally Beauty Holdings, Inc.	87,991,813	11,079,892	(17,054,512)	(554,296)	(12,701,260)	68,761,637	6,580,061	—	—
Sanmina Corp.	234,219,748	33,294,390	(48,365,436)	9,871,120	37,884,310	266,904,132	3,527,212	—	—
ScanSource, Inc.	75,101,104	10,579,764	(24,028,842)	2,989,202	2,513,713	67,154,941	1,415,278	—	—
Scholastic Corp.	66,855,493	7,541,413	(13,280,637)	(2,401,794)	(24,561,050)	34,153,425	1,601,192	1,013,038	—
Schrodinger, Inc.	99,752,391	10,004,280	(12,132,078)	(9,049,006)	(19,701,742)	68,873,845	3,570,443	—	—
Seacoast Banking Corp. of Florida	143,325,915	462,304	(7,374,227)	(2,906,603)	13,870,144	147,377,533	5,353,343	2,960,362	—
Sealed Air Corp.(b)	N/A	82,063,157	—	—	(14,823,886)	282,151,266	8,340,268	4,531,170	—
Select Medical Holdings Corp.	214,075,673	29,108,367	(105,616,421)	6,319,793	(16,701,241)	127,186,171	6,747,277	2,618,816	—
Semtech Corp.	119,360,948	88,159,881	(25,356,982)	4,014,949	150,543,861	336,722,657	5,444,182	—	—
Sensient Technologies Corp.	197,426,746	25,889,165	(34,171,914)	1,905,750	4,062,342	195,112,089	2,738,031	3,434,810	—
Service Properties Trust(a)	76,310,453	6,461,195	(35,649,828)	(97,564,019)	50,442,199	—	—	4,516,372	—
ServisFirst Bancshares, Inc.	219,561,019	21,183,117	(24,459,436)	558,375	56,609,515	273,452,590	3,226,960	1,909,131	—
Shake Shack, Inc., Class A	263,417,588	41,498,910	(34,574,088)	6,563,721	58,409,843	335,315,974	2,583,328	—	—
Shenandoah Telecommunications Co.	58,975,232	6,482,324	(12,214,683)	(14,980,211)	(358,742)	37,903,920	3,005,862	293,354	—
Signet Jewelers Ltd.	299,493,299	33,860,911	(47,269,908)	10,185,738	(66,773,011)	229,497,029	2,843,477	2,541,095	—
Simmons First National Corp., Class A	161,479,352	618,842	(7,569,820)	(3,723,786)	25,107,631	175,912,219	7,931,119	5,116,252	—
Simply Good Foods Co. (The)	208,748,051	30,623,001	(38,839,073)	(197,075)	29,146,827	229,481,731	5,887,166	—	—
Simulations Plus, Inc.	44,532,695	5,238,180	(6,660,768)	(2,491,866)	(11,366,205)	29,252,036	1,048,836	127,791	—

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
SITE Centers Corp.(b)	$ N/A	$ 35,210,814	$ (4,535,012)	$ 247,768	$ (68,540,848)	$ 46,706,470	3,054,707	$ 131,575,901	$ —
SiTime Corp.	110,029,766	29,602,082	(20,604,355)	2,338,711	140,656,018	262,022,222	1,221,378	—	—
Six Flags Entertainment Corp.	128,971,343	213,918,852	(36,325,338)	(2,916,082)	(13,576,780)	290,071,995	6,019,340	14,568,886	—
SJW Group	111,631,584	14,352,042	(15,836,901)	(3,210,207)	(11,368,997)	95,567,521	1,941,640	2,327,760	—
SkyWest, Inc.	191,019,809	32,242,863	(43,101,904)	10,885,845	69,592,778	260,639,391	2,603,010	—	—
SL Green Realty Corp.	241,273,192	53,137,072	(35,027,639)	8,766,050	41,144,470	309,293,145	4,553,786	9,724,113	—
SM Energy Co.	389,494,401	42,546,355	(61,707,932)	13,384,571	(97,995,923)	285,721,472	7,371,555	4,213,436	—
SolarEdge Technologies, Inc.	272,323,997	13,794,094	(17,874,808)	(27,614,200)	(189,736,958)	50,892,125	3,742,068	—	—
Sonos, Inc.	159,420,737	16,430,179	(23,721,999)	(19,881,428)	(14,587,885)	117,659,604	7,823,112	—	—
Southside Bancshares, Inc.	56,835,221	1,946,211	(5,817,669)	(789,544)	5,379,697	57,553,916	1,812,151	2,017,276	—
SpartanNash Co.	47,408,739	6,277,780	(9,440,921)	(1,867,180)	(2,127,509)	40,250,909	2,197,102	1,454,215	—
Sprinklr, Inc., Class A(b)	N/A	43,323,595	(17,139,213)	(6,508,631)	(29,458,826)	60,554,153	7,166,172	—	—
SPS Commerce, Inc.	458,220,474	59,775,193	(69,602,349)	17,282,602	(20,357,931)	445,317,989	2,420,338	—	—
SPX Technologies, Inc.	379,566,448	56,913,645	(70,073,403)	19,859,313	48,359,163	434,625,166	2,986,704	—	—
STAAR Surgical Co.	126,185,847	16,001,013	(19,568,696)	(2,319,126)	(43,180,231)	77,118,807	3,174,920	—	—
Standard Motor Products, Inc.	42,476,548	8,479,042	(5,374,233)	(1,112,677)	(2,565,876)	41,902,804	1,352,576	1,116,221	—
Standex International Corp.	146,514,355	18,623,016	(22,330,850)	4,369,970	(1,986,984)	145,189,507	776,456	721,119	—
Stellar Bancorp, Inc.	77,165,464	10,499,635	(12,598,466)	(1,121,539)	12,936,344	86,881,438	3,064,601	1,259,522	—
Stepan Co.	129,222,617	15,202,813	(20,193,310)	(5,348,772)	(30,523,011)	88,360,337	1,365,693	1,601,413	—
StepStone Group, Inc., Class A	—	205,373,198	(17,228,483)	1,106,577	46,545,230	235,796,522	4,073,886	1,813,775	—
Steven Madden Ltd.	200,254,146	30,379,084	(32,937,670)	4,578,109	(3,865,612)	198,408,057	4,666,229	2,950,985	—
Stewart Information Services Corp.	118,015,587	—	(4,167,587)	158,316	4,242,036	118,248,352	1,752,087	2,630,277	—
StoneX Group, Inc.	129,396,999	20,831,226	(20,352,912)	5,358,113	44,196,376	179,429,802	1,831,477	—	—
Strategic Education, Inc.	152,976,436	29,892,660	(20,260,301)	2,141,371	(18,028,638)	146,721,528	1,570,558	2,703,729	—
Stride, Inc.	169,468,753	36,459,662	(28,014,139)	5,756,215	103,838,031	287,508,522	2,766,367	—	—
Sturm Ruger & Co., Inc.	55,414,613	6,788,181	(11,242,367)	(4,574,047)	(7,738,182)	38,648,198	1,092,683	532,345	—
Summit Hotel Properties, Inc.	47,449,138	4,123,873	(5,993,994)	(4,026,435)	6,413,180	47,965,762	7,002,301	1,702,084	—
SunCoke Energy, Inc.	63,760,352	8,574,166	(9,949,125)	(105,373)	(4,305,772)	57,974,248	5,418,154	1,892,047	—
Sunrun, Inc.	193,939,904	25,994,069	(31,060,714)	626,249	(55,799,434)	133,700,074	14,454,062	—	—
Sunstone Hotel Investors, Inc.	154,572,981	18,815,019	(29,370,024)	115,221	8,809,565	152,942,762	12,917,463	3,515,192	—
Supernus Pharmaceuticals, Inc.	126,221,463	15,933,189	(19,703,248)	(407,514)	6,895,583	128,939,473	3,565,804	—	—
Sylvamo Corp.	147,284,474	22,591,109	(34,697,547)	8,443,391	32,107,516	175,728,943	2,223,854	2,717,338	—
Tandem Diabetes Care, Inc.	155,953,076	20,770,140	(29,363,045)	2,262,008	2,796,307	152,418,486	4,231,496	—	—
Tanger, Inc.	214,753,381	25,233,183	(28,775,091)	5,057,843	27,115,468	243,384,784	7,131,110	5,904,535	—
TechTarget, Inc.	57,952,091	6,270,416	(27,007,181)	3,360,824	(6,942,740)	33,633,410	1,696,943	—	—
TEGNA, Inc.	—	171,498,715	(14,130,223)	493,048	32,388,187	190,249,727	10,401,844	1,350,867	—
Telephone & Data Systems, Inc.	107,208,339	20,435,832	(27,696,274)	2,999,128	111,868,886	214,815,911	6,297,740	782,376	—
Tennant Co.	153,845,649	16,401,030	(20,713,046)	1,446,112	(51,838,124)	99,141,621	1,216,014	1,069,972	—
Terreno Realty Corp.	—	379,752,546	(433,398)	521	909,784	380,229,453	6,429,311	—	—
TG Therapeutics, Inc.	—	226,150,069	(12,705,284)	98,131	45,769,487	259,312,403	8,615,030	—	—
Thryv Holdings, Inc.	46,606,862	12,049,624	(4,481,232)	(2,131,196)	(13,505,036)	38,539,022	2,603,988	—	—
Titan International, Inc.(b)	N/A	3,560,558	(5,532,101)	(2,122,922)	(7,448,089)	21,736,257	3,201,216	—	—
Tompkins Financial Corp.	42,574,609	6,650,810	(7,567,305)	(1,788,203)	15,699,274	55,569,185	819,242	1,527,155	—
Topgolf Callaway Brands Corp.(c)	155,163,763	16,164,013	(21,316,322)	(3,362,589)	(20,881,663)	N/A	N/A	—	—

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
TransMedics Group, Inc.	$ —	$ 342,659,557	$ (5,859,520)	$ (2,772,711)	$ (199,201,686)	$ 134,825,640	2,162,400	$ —	$ —
TreeHouse Foods, Inc.	132,385,675	16,247,675	(32,634,873)	(858,337)	(10,590,028)	104,550,112	2,976,092	—	—
Tri Pointe Homes, Inc.	253,389,122	32,755,914	(52,245,737)	8,593,386	(23,433,008)	219,059,677	6,041,359	—	—
Trinity Industries, Inc.	153,995,767	24,458,608	(30,891,790)	3,249,393	35,367,899	186,179,877	5,304,270	4,502,799	—
TripAdvisor, Inc.	202,911,686	16,776,505	(19,832,540)	(1,935,525)	(92,905,987)	105,014,139	7,109,962	—	—
Triumph Financial, Inc.	115,489,523	16,272,507	(18,472,827)	2,709,096	12,716,408	128,714,707	1,416,315	—	—
Triumph Group, Inc.	61,312,049	—	—	—	14,757,288	76,069,337	4,076,599	—	—
Trupanion, Inc.	66,633,587	12,102,838	(22,133,808)	(17,456,840)	64,988,925	104,134,702	2,160,471	—	—
TrustCo Bank Corp.	35,514,998	527,001	(1,928,959)	(740,931)	7,062,733	40,434,842	1,213,895	1,339,723	—
Trustmark Corp.	113,806,258	—	(5,511,284)	(378,555)	28,859,336	136,775,755	3,866,999	2,729,696	—
TTM Technologies, Inc.	108,632,143	17,943,981	(23,590,508)	3,017,384	56,937,759	162,940,759	6,583,465	—	—
Two Harbors Investment Corp.	92,300,806	11,610,796	(15,711,533)	(12,749,271)	3,553,621	79,004,419	6,678,311	9,117,589	—
U.S. Physical Therapy, Inc.	114,832,471	13,726,796	(17,006,656)	(1,157,163)	(23,911,625)	86,483,823	974,905	1,316,393	—
U.S. Silica Holdings, Inc.(a)	64,870,433	4,238,254	(85,084,375)	9,932,300	6,043,388	—	—	—	—
UFP Technologies, Inc.	120,318,315	18,397,914	(19,212,019)	2,839,173	(7,492,879)	114,850,504	469,717	—	—
Ultra Clean Holdings, Inc.	139,488,908	16,711,973	(20,548,613)	1,851,994	(32,058,059)	105,446,203	2,933,135	—	—
UniFirst Corp.	176,994,333	23,808,011	(31,521,684)	(414,106)	(3,049,035)	165,817,519	969,183	1,011,173	—
United Community Banks, Inc.	207,604,711	—	(9,781,573)	(3,645,322)	48,852,188	243,030,004	7,521,820	5,466,102	—
United Fire Group, Inc.	31,301,864	3,786,696	(4,940,751)	(2,134,466)	11,537,107	39,550,450	1,390,174	671,355	—
United Natural Foods, Inc.	46,247,422	9,112,345	(10,913,541)	(8,780,294)	70,050,013	105,715,945	3,870,961	—	—
Uniti Group, Inc.	95,117,599	12,601,994	(13,972,321)	(9,160,120)	2,127,927	86,715,079	15,766,378	2,407,719	—
Unitil Corp.	56,924,500	8,547,041	(10,591,747)	(134,311)	1,914,226	56,659,709	1,045,575	1,367,562	—
Universal Corp.	86,291,355	12,087,863	(15,623,190)	(944,706)	5,646,962	87,458,284	1,594,790	3,875,523	—
Universal Health Realty Income Trust	31,627,868	4,707,187	(6,241,539)	(2,474,617)	3,003,182	30,622,081	822,953	1,861,616	—
Upbound Group, Inc.	106,422,507	18,169,102	(14,275,607)	3,016,414	(21,834,819)	91,497,597	3,136,702	4,594,127	—
Urban Edge Properties	137,221,047	25,834,871	(22,527,554)	1,665,994	31,130,838	173,325,196	8,061,637	4,023,203	—
Varex Imaging Corp.(a)	49,787,344	2,899,187	(32,657,682)	(42,029,799)	22,000,950	—	—	—	—
Vector Group Ltd.(a)	98,123,455	8,243,285	(142,140,129)	52,265,417	(16,492,028)	—	—	3,575,080	—
Veeco Instruments, Inc.	133,835,777	17,812,310	(23,148,156)	4,050,845	(34,508,631)	98,042,145	3,658,289	—	—
Vericel Corp.	167,672,945	21,030,044	(21,865,297)	(169,428)	7,948,336	174,616,600	3,180,051	—	—
Veris Residential, Inc.	82,807,301	13,609,565	(17,040,970)	531,380	6,902,738	86,810,014	5,220,085	1,376,940	—
Veritex Holdings, Inc.	73,789,592	—	(3,624,228)	(2,668,136)	26,066,147	93,563,375	3,444,896	2,115,069	—
Verra Mobility Corp., Class A	280,454,925	35,341,263	(51,037,636)	5,690,562	(13,229,818)	257,219,296	10,637,688	—	—
Vestis Corp.	171,066,689	16,535,958	(40,125,884)	(8,159,622)	(26,995,186)	112,321,955	7,370,207	875,576	—
VF Corp.	—	363,473,411	(61,187,462)	5,458,125	149,778,212	457,522,286	21,319,771	5,919,957	—
Viad Corp.	55,967,874	7,517,070	(8,978,697)	(1,273,688)	4,978,722	58,211,281	1,369,355	—	—
Viavi Solutions, Inc.	136,641,825	16,952,123	(22,514,428)	(8,595,202)	22,169,983	144,654,301	14,322,208	—	—
Victoria’s Secret & Co.	101,365,792	17,283,214	(20,722,769)	1,448,136	110,583,607	209,957,980	5,069,000	—	—
Virtu Financial, Inc., Class A	—	151,889,462	(36,733,064)	5,709,117	65,246,717	186,112,232	5,216,150	2,703,709	—
Virtus Investment Partners, Inc.	113,691,887	12,451,943	(18,943,241)	1,847,152	(15,068,750)	93,978,991	426,054	2,661,080	—
Vishay Intertechnology, Inc.	—	124,951,284	(162,612)	90	(1,774,548)	123,014,214	7,261,760	—	—
Vista Outdoor, Inc.(a)	128,738,107	16,994,721	(191,291,348)	80,999,849	(35,441,329)	—	—	—	—
Wabash National Corp.	91,802,028	8,933,248	(14,018,035)	258,642	(39,029,441)	47,946,442	2,798,975	700,132	—
WaFd, Inc.	133,084,058	39,268,796	(15,225,763)	131,964	11,479,624	168,738,679	5,233,830	3,721,252	—
Walker & Dunlop, Inc.	228,297,471	29,532,627	(49,003,854)	5,564,464	(12,838,799)	201,551,909	2,073,366	4,269,408	—
WD-40 Co.	232,005,109	29,383,803	(38,338,481)	5,211,479	(15,935,111)	212,326,799	874,925	2,343,509	—
Werner Enterprises, Inc.	—	165,529,903	(22,855,569)	10,599	357,236	143,042,169	3,982,243	1,125,469	—

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
Westamerica BanCorp	$ 86,355,416	$ 3,559,978	$ (6,980,655)	$ (1,438,629)	$ 7,442,161	$ 88,938,271	1,695,354	$ 2,302,137	$ —
Whitestone REIT	40,052,823	5,136,382	(8,671,140)	677,389	4,033,663	41,229,117	2,909,606	1,002,472	—
Winnebago Industries, Inc.	146,130,168	16,365,014	(22,261,022)	1,222,405	(52,132,381)	89,324,184	1,869,489	1,877,128	—
WisdomTree, Inc.(b)	N/A	8,732,738	(9,357,319)	1,561,232	22,340,484	77,496,752	7,380,643	675,921	—
WK Kellogg Co.(c)	83,731,628	10,184,836	(13,541,806)	1,646,306	(24,141,029)	N/A	N/A	2,106,473	—
Wolfspeed, Inc.	—	69,933,874	(2,827,405)	(171,625)	(12,157,609)	54,777,235	8,224,810	—	—
Wolverine World Wide, Inc.	60,404,233	12,573,095	(15,270,129)	(5,509,705)	62,594,799	114,792,293	5,170,824	1,026,166	—
World Kinect Corp.	108,100,039	14,830,665	(24,509,004)	(2,224,458)	6,994,611	103,191,853	3,751,067	1,963,944	—
WSFS Financial Corp.	181,742,487	—	(13,263,624)	(1,217,981)	32,175,696	199,436,578	3,753,747	1,742,433	—
Xencor, Inc.	90,997,852	24,316,442	(13,827,755)	(8,423,609)	10,782,633	103,845,563	4,518,954	—	—
Xenia Hotels & Resorts, Inc.	107,196,752	15,698,049	(23,942,490)	(6,125,587)	4,892,012	97,718,736	6,575,958	2,357,303	—
Xerox Holdings Corp.	136,703,750	11,339,933	(14,010,027)	(3,637,373)	(67,570,519)	62,825,764	7,452,641	5,565,234	—
XPEL, Inc.	77,628,307	9,267,099	(7,298,824)	(1,659,941)	(18,762,256)	59,174,385	1,481,582	—	—
Xperi, Inc.(a)	35,514,951	601,315	(23,925,493)	(45,649,564)	33,458,791	—	—	—	—
Yelp, Inc.	182,689,014	20,983,809	(34,671,208)	(275,388)	(4,271,390)	164,454,837	4,249,479	—	—
Ziff Davis, Inc.	—	154,943,472	(14,633,666)	405,335	9,249,565	149,964,706	2,759,748	—	—
Zurn Elkay Water Solutions Corp.	—	341,556,656	(20,796,124)	(157,668)	21,981,373	342,584,237	9,184,564	829,774	—
				$ 1,806,775,562	$ 1,614,362,961	$ 84,030,804,768		$ 1,201,325,075	$ —
(a)	As of period end, the entity is no longer held.
(b)	As of the beginning of the period, the entity was not considered an affiliate.
(c)	As of period end, the entity was not considered an affiliate.
(d)	Represents net amount purchased (sold).
(e)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(f)	Formerly the Community Bank System, Inc.
(g)	Formerly the Hannon Armstrong Sustainable Infrastructure Capital, Inc.
(h)	Formerly the Marathon Digital Holdings, Inc.
(i)	Formerly the SMART Global Holdings, Inc.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	4,182	03/21/25	$ 470,433	$ (12,699,288)

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/18/26–08/19/26	$ 519,844,943	$ (31,056,328)(c)	$ 489,497,458	0.6%
	Monthly	HSBC Bank PLC(d)	02/09/28	676,738,688	(52,930,893)(e)	625,667,244	0.8
	Monthly	JPMorgan Chase Bank NA(f)	02/10/25	171,322,565	(15,089,844)(g)	156,762,346	0.2
					$ (99,077,065)	$ 1,271,927,048
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(708,843) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(1,859,449) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(529,625) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0-150 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates August 18, 2026 to August 19, 2026.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Triumph Group, Inc.	448,530	$ 8,369,570	1.7%
Banks
Ameris Bancorp	54,961	3,438,910	0.7
Atlantic Union Bankshares Corp.	84,529	3,201,958	0.6
Axos Financial, Inc.	62,932	4,395,800	0.9
Bancorp, Inc. (The)	43,606	2,294,984	0.5
Bank of Hawaii Corp.	50,317	3,584,583	0.7
BankUnited, Inc.	71,709	2,737,132	0.6
Banner Corp.	44,927	2,999,776	0.6
Berkshire Hills Bancorp, Inc.	53,097	1,509,548	0.3
Brookline Bancorp, Inc.	107,509	1,268,606	0.3
Cathay General Bancorp	106,837	5,086,510	1.0
Central Pacific Financial Corp.	106,871	3,104,602	0.6
City Holding Co.	20,216	2,395,192	0.5
Community Financial System, Inc.	62,706	3,867,706	0.8
First BanCorp/Puerto Rico	193,001	3,587,889	0.7
First Bancorp/Southern Pines NC	54,624	2,401,817	0.5
First Commonwealth Financial Corp.	49,418	836,153	0.2
First Financial Bancorp	121,053	3,253,905	0.7
Fulton Financial Corp.	202,868	3,911,295	0.8
Independent Bank Corp.	49,878	3,201,669	0.6
Lakeland Financial Corp.	29,493	2,027,939	0.4
National Bank Holdings Corp., Class A	46,418	1,998,759	0.4
NBT Bancorp, Inc.	58,809	2,808,718	0.6
Northwest Bancshares, Inc.	186,656	2,461,993	0.5
	Shares	Value	% of Basket Value
Banks (continued)
OFG Bancorp	9,599	$ 406,230	0.1%
Pacific Premier Bancorp, Inc.	128,156	3,193,647	0.6
Pathward Financial, Inc.	52,209	3,841,538	0.8
Renasant Corp.	82,352	2,944,084	0.6
S&T Bancorp, Inc.	62,608	2,392,878	0.5
Seacoast Banking Corp. of Florida	90,148	2,481,774	0.5
Simmons First National Corp., Class A	179,274	3,976,297	0.8
Trustmark Corp.	79,769	2,821,429	0.6
United Community Banks, Inc.	165,831	5,358,000	1.1
Veritex Holdings, Inc.	36,587	993,703	0.2
WSFS Financial Corp.	33,256	1,766,891	0.4
		96,551,915
Capital Markets
Moelis & Co., Class A	1,186,458	87,655,517	17.9
WisdomTree, Inc.	22,938	240,849	0.1
		87,896,366
Commercial Services & Supplies
Pitney Bowes, Inc.	1,765,009	12,778,665	2.6
Communications Equipment
Extreme Networks, Inc.	2,316,372	38,776,067	7.9
Consumer Finance
Bread Financial Holdings, Inc.	21,061	1,285,985	0.3
Green Dot Corp., Class A	476,677	5,071,843	1.0
		6,357,828
Containers & Packaging
Sealed Air Corp.	127,715	4,320,598	0.9
Diversified Consumer Services
Perdoceo Education Corp.	70,870	1,875,929	0.4

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
	Shares	Value	% of Basket Value
Diversified REITs
Global Net Lease, Inc.	66,688	$ 486,822	0.1%
Diversified Telecommunication Services
Lumen Technologies, Inc.	779,019	4,136,591	0.8
Energy Equipment & Services
Tidewater, Inc.	41,501	2,270,520	0.5
Financial Services
Jackson Financial, Inc., Class A	1,252,098	109,032,694	22.3
Mr. Cooper Group, Inc.	17,553	1,685,263	0.3
Payoneer Global, Inc.	469,767	4,716,461	1.0
Radian Group, Inc.	78,797	2,499,441	0.5
		117,933,859
Health Care Providers & Services
RadNet, Inc.	398,192	27,809,729	5.7
Insurance
Ambac Financial Group, Inc.	162,355	2,053,791	0.4
Employers Holdings, Inc.	20,738	1,062,408	0.2
Genworth Financial, Inc., Class A	94,934	663,589	0.1
Horace Mann Educators Corp.	66,423	2,605,774	0.5
Lincoln National Corp.	160,350	5,084,698	1.1
Stewart Information Services Corp.	27,738	1,872,038	0.4
		13,342,298
Machinery
Gates Industrial Corp. PLC	490,727	10,094,254	2.1
Metals & Mining
Warrior Met Coal, Inc.	126,382	6,854,960	1.4
Mortgage Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc.	2,265,388	31,375,624	6.4
Office REITs
Douglas Emmett, Inc.	373,105	6,924,829	1.4
Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.	605,727	9,927,866	2.0
Software
Adeia, Inc.	101,085	1,413,168	0.3
Net Value of Reference Entity — Goldman Sachs Bank USA		$489,497,458
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 9, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Triumph Group, Inc.	456,455	$ 8,517,450	1.4%
	Shares	Value	% of Basket Value
Banks
Atlantic Union Bankshares Corp.	18,968	$ 718,508	0.1%
Hilltop Holdings, Inc.	54,712	1,566,405	0.3
Preferred Bank	220,279	19,027,700	3.0
Provident Financial Services, Inc.	1,535,743	28,979,470	4.6
Westamerica BanCorp	31,471	1,650,969	0.3
		51,943,052
Capital Markets
Artisan Partners Asset Management, Inc., Class A	81,668	3,515,807	0.5
Moelis & Co., Class A	100,009	7,388,665	1.2
		10,904,472
Commercial Services & Supplies
Pitney Bowes, Inc.	388,969	2,816,136	0.4
Communications Equipment
Extreme Networks, Inc.	65,756	1,100,755	0.2
Consumer Finance
Bread Financial Holdings, Inc.	1,393,792	85,104,939	13.6
Green Dot Corp., Class A	41,442	440,943	0.1
		85,545,882
Containers & Packaging
Sealed Air Corp.	899,671	30,435,870	4.9
Diversified REITs
Global Net Lease, Inc.	3,480,355	25,406,592	4.0
Diversified Telecommunication Services
Lumen Technologies, Inc.	17,409,743	92,445,735	14.8
Energy Equipment & Services
Tidewater, Inc.	562,238	30,760,041	4.9
Financial Services
Jackson Financial, Inc., Class A	1,844,108	160,584,925	25.7
Health Care Providers & Services
RadNet, Inc.	55,285	3,861,104	0.6
Insurance
Ambac Financial Group, Inc.	238,396	3,015,710	0.5
Lincoln National Corp.	2,245,251	71,196,909	11.4
		74,212,619
Metals & Mining
Warrior Met Coal, Inc.	19,217	1,042,330	0.2
Office REITs
Douglas Emmett, Inc.	2,241,708	41,606,100	6.6
Oil, Gas & Consumable Fuels
Green Plains, Inc.	94,169	892,722	0.1
Par Pacific Holdings, Inc.	219,125	3,591,459	0.6
		4,484,181
Net Value of Reference Entity — HSBC Bank PLC		$625,667,244

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P Small-Cap ETF
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Central Pacific Financial Corp.	35,828	$ 1,040,803	0.7%
Communications Equipment
Extreme Networks, Inc.	115,305	1,930,206	1.2
Financial Services
Radian Group, Inc.	2,878,815	91,316,012	58.2
	Shares	Value	% of Basket Value
Health Care Providers & Services
RadNet, Inc.	221,265	$ 15,453,148	9.9%
Insurance
Ambac Financial Group, Inc.	388,379	4,912,994	3.1
Metals & Mining
Warrior Met Coal, Inc.	753,842	40,888,390	26.1
Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.	74,484	1,220,793	0.8
Net Value of Reference Entity — JPMorgan Chase Bank NA		$156,762,346

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 85,868,820,740	$ —	$ 10	$ 85,868,820,750
Short-Term Securities
Money Market Funds	5,579,845,643	—	—	5,579,845,643
	$ 91,448,666,383	$ —	$ 10	$ 91,448,666,393
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (12,699,288)	$ (99,077,065)	$ —	$ (111,776,353)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust